MassMutual
                                                             Corporate Investors

                                                                  Report for the
                                            Nine Months Ended September 30, 2010























                                                                            LOGO

ADVISER
Babson Capital Management LLC *
1500 Main Street, P.O. Box 15189
Springfield, Massachusetts 01115-5189

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP
Boston, Massachusetts 02110

COUNSEL TO THE TRUST
Ropes & Gray LLP
Boston, Massachusetts 02110

CUSTODIAN
Citibank, N.A.
New York, New York 10043

TRANSFER AGENT & REGISTRAR
Shareholder Financial Services, Inc. *
P.O. Box 173673
Denver, Colorado 80217-3673
1-800-647-7374

INTERNET WEBSITE
www.babsoncapital.com/mci
             MassMutual Corporate Investors
             c/o Babson Capital Management LLC
LOGO         1500 Main Street, Suite 2200
             Springfield, Massachusetts 01115
             (413) 226-1516

*Member of the MassMutual Financial Group

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE AND POLICY
MassMutual Corporate Investors (the "Trust") is a closed-end management investment company, first offered to the public in 1971, whose shares are traded on the New York Stock Exchange under the trading symbol "MCI". The Trust's share price can be found in the financial section of most newspapers as "MassCp" or "MassMuInv" under either the New York Stock Exchange listings or Closed-End Fund Listings.

The Trust's investment objective is to maintain a portfolio of securities providing a fixed yield and at the same time offering an opportunity for capital gains. The Trust's principal investments are privately placed, below-investment grade, long-term debt obligations with equity features such as common stock, warrants, conversion rights, or other equity features and, occasionally, preferred stocks. The Trust typically purchases these investments, which are not publicly tradable, directly from their issuers in private placement transactions. These investments are typically mezzanine debt instruments with accompanying private equity securities made to small or middle market companies. In addition, the Trust may temporarily invest, subject to certain limitations, in marketable investment grade debt securities, other marketable debt securities (including high yield securities) and marketable common stocks. Below-investment grade or high yield securities have predominantly speculative characteristics with respect to the capacity of the issuer to pay interest and repay principal.

Babson Capital Management LLC ("Babson Capital") manages the Trust on a total return basis. The Trust distributes substantially all of its net income to shareholders each year. Accordingly, the Trust pays dividends to shareholders in January, May, August, and November. The Trust pays dividends to its shareholders in cash, unless the shareholder elects to participate in the Dividend Reinvestment and Share Purchase Plan.

FORM N-Q
The Trust files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. This information is available (i) on the SEC's website at http:// www.sec.gov; and (ii) at the SEC's Public Reference Room in Washington, DC (which information on their operation may be obtained by calling 1-800-SEC-0330). A complete schedule of portfolio holdings as of each quarter-end is available upon request by calling, toll-free, 866-399-1516.

PROXY VOTING POLICIES & PROCEDURES; PROXY VOTING RECORD
The Trustees of the Trust have delegated proxy voting responsibilities relating to the voting of securities held by the Trust to Babson Capital. A description of Babson Capital's proxy voting policies and procedures is available (1) without charge, upon request, by calling, toll-free 866-399-1516; (2) on the Trust's website: http://www.babsoncapital.com/mci; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended
June 30 is available (1) on the Trust's website: http://www.babsoncapital. com/mci; and (2) on the SEC's website at http://www.sec.gov.

                                                                          MCI
                                                                          LISTED
                                                                          NYSE
                                                     THE NEW YORK STOCK EXCHANGE

                                                  MassMutual Corporate Investors
TO OUR SHAREHOLDERS

October 31, 2010

We are pleased to present the September 30, 2010 Quarterly Report of MassMutual Corporate Investors (the "Trust").

The Board of Trustees declared a quarterly dividend of 54 cents per share, payable on November 12, 2010 to shareholders of record on November 1, 2010. The Trust paid a 54 cent per share dividend for the preceding quarter. The Trust earned 56 cents per share of net investment income for the third quarter of 2010, compared to 54 cents per share in the previous quarter.

During the third quarter, the net assets of the Trust increased to $237,659,696 or $25.19 per share compared to $226,229,994 or $24.03 per share on June 30, 2010. This translates into a 7.2% total return for the quarter, based on the change in the Trust's net assets assuming the reinvestment of all dividends. Longer term, the Trust returned 17.9%, 5.5%, 9.7%, 11.2%, and 13.9% for the 1-, 3-, 5-, 10-, and 25-year time periods, respectively, based on the change in the Trust's net assets assuming the reinvestment of all dividends.

The Trust's share price increased 10.5% during the quarter, from $26.85 per share as of June 30, 2010 to $29.66 per share as of September 30, 2010. The Trust's market price of $29.66 per share equates to a 17.8% premium over the September 30, 2010 net asset value per share of $25.19. The Trust's average quarter-end premium for the 3, 5 and 10- year periods was 4.0%, 9.5% and 8.7%, respectively. U.S. equity markets, as approximated by the Russell 2000 Index, increased 11.3% for the quarter. U.S. fixed income markets, as approximated by the Barclays Capital U.S. Corporate High Yield Index, increased 6.7% for the quarter.

The Trust closed four new private placement investments and two "follow-on" investments in existing portfolio companies during the third quarter. The four new investments were in Associated Diversified Services, Barcodes Group, Inc., F F C Holding Corporation and MBWS Ultimate Holdco, Inc., while the two follow-on investments were in Northwest Mailing Services, Inc. and Pacific Consolidated Holdings LLC. A brief description of these investments can be found in the Consolidated Schedule of Investments. The total amount invested by the Trust in these six transactions was $10,727,000.

As evidenced by the increased level of new investment activity, our deal flow during the third quarter was very robust, and has remained so as we moved into the fourth quarter. A variety of factors, including upcoming possible tax law changes, renewed vigor from private equity buyers after 12-18 months of limited activity, and the presence of cash-rich strategic buyers, have contributed to the high level of transaction volume. Of course, without an adequate supply of debt and equity capital, strong deal flow does not translate into new investments. Fortunately, there currently is a plentiful supply of equity capital. The availability of debt capital, particularly senior debt, has continued to improve and is adequate to meet the needs of the market. As a result, we currently are very busy processing new transactions and expect that our efforts will result in a number of attractive new investments for the Trust in the fourth quarter of 2010. Barring any external shocks, we expect our investment activity to remain strong into 2011. Leverage multiples continued to increase during the quarter, but not to what we would view as excessive levels. Pricing and return expectations for new investments were stable during the quarter, and remain relatively favorable in our view. All in all, conditions are favorable for new investment activity.

The condition of our existing portfolio continued to improve in the third quarter. Sales and earnings for most of our portfolio companies have trended upward so far in 2010, after showing a deteriorating trend for all of 2009. It continues to be particularly refreshing to see some of our companies which had underperformed expectations begin to show improved results. Patience and, in certain cases, additional equity support from the equity sponsor group sometimes coupled with the deferral of interest on our debt obligations, has proven to be the right approach to helping these companies rebound. We had several more instances during the quarter in which companies which had stopped

                                                                     (Continued)
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                                                                               1
paying cash interest on our debt obligations resumed payment due to their improved operating results and liquidity position. Realization activity, which generally correlates highly with improved performance, also remained strong during the quarter. There were three companies in the Trust's portfolio, Diversco, Inc., K-Tek Holding Corporation, and Waggin' Train Holdings LLC, which were successfully sold during the quarter. One additional company, PAS Holdco LLC, was also sold for a nice gain in the first week of October. There continues to be a significant number of portfolio companies that are in various stages of a sale process and we are hopeful that many of these will turn into successful realizations in the upcoming quarters.

Certainly market conditions are constantly changing. As I have stated in prior quarters though, we will not waver in our approach to investing - we will continue to maintain the same discipline and investment philosophy that has served the Trust's shareholders well for so many years. Thank you for your continued interest in and support of MassMutual Corporate Investors.

Sincerely,

/s/ Michael L. Klofas

Michael L. Klofas
President


                     PORTFOLIO COMPOSITION AS OF 9/30/10*

                            [PIE CHART APPEARS HERE]

          PRIVATE / 144A HIGH                     PUBLIC HIGH YIELD
          YIELD DEBT                              DEBT
          69.4%                                   14.0%

          PRIVATE / RESTRICTED                    PUBLIC EQUITY
          EQUITY                                  0.5%
          12.2%

          CASH & SHORT TERM
          INVESTMENTS
          3.9%

* Based on market value of total investments (including cash)
Cautionary Notice: Certain statements contained in this report may be "forward looking" statements. Investors are cautioned not to place undue reliance on forward-looking statements, which speak only as of the date on which they are made and which reflect management's current estimates, projections, expectations or beliefs, and which are subject to risks and uncertainties that may cause actual results to differ materially. These statements are subject to change at any time based upon economic, market or other conditions and may not be relied upon as investment advice or an indication of the Trust's trading intent. References to specific securities are not recommendations of such securities, and may not be representative of the Trust's current or future investments. We undertake no obligation to publicly update forward looking statements, whether as a result of new information, future events, or otherwise.
--------------------------------------------------------------------------------
2

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES MassMutual Corporate Investors SEPTEMBER 30, 2010
(UNAUDITED)

ASSETS:
Investments
   (See Consolidated Schedule of Investments)
Corporate restricted securities at fair value
   (Cost - $223,370,201)                                          $ 201,158,838
Corporate restricted securities at market value
   (Cost - $12,416,379)                                              12,377,562
Corporate public securities at market value
   (Cost - $39,942,066)                                              37,832,468
Short-term securities at amortized cost                               5,899,845
                                                                  -------------
                                                                    257,268,713

Cash                                                                  4,354,524
Interest receivable                                                   6,497,650
Receivable for investments sold                                       1,273,011
Other assets                                                              6,285
                                                                  -------------
   TOTAL ASSETS                                                     269,400,183
                                                                  -------------

LIABILITIES:
Investment advisory fee payable                                         742,687
Note payable                                                         30,000,000
Interest payable                                                        202,105
Accrued taxes payable                                                   642,488
Accrued expenses                                                        119,271
Other payables                                                           33,936
                                                                  -------------
   TOTAL LIABILITIES                                                 31,740,487
                                                                  -------------
   TOTAL NET ASSETS                                               $ 237,659,696
                                                                  =============

NET ASSETS:
Common shares, par value $1.00 per share; an unlimited
   number authorized                                                  9,436,429
Additional paid-in capital                                          115,517,047
Retained net realized gain on investments, prior years              127,688,004
Undistributed net investment income                                   7,337,131
Accumulated net realized gain on investments                          2,040,863
Net unrealized depreciation of investments                          (24,359,778)
                                                                  -------------
   Total net assets                                               $ 237,659,696
                                                                  =============
Common shares issued and outstanding                                  9,436,429
                                                                  =============
Net asset value per share                                         $       25.19
                                                                  =============


See Notes to Consolidated Financial Statements
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                                                                               3

CONSOLIDATED STATEMENT OF Operations
FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2010
(UNAUDITED)

INVESTMENT INCOME:
Interest                                                          $  18,731,193
Dividends                                                               157,828
Other                                                                    71,572
                                                                  -------------
   TOTAL INVESTMENT INCOME                                           18,960,593
                                                                  -------------

EXPENSES:
Investment advisory fees                                              2,139,455
Interest                                                              1,188,000
Trustees' fees and expenses                                             188,200
Professional fees                                                       111,600
Reports to shareholders                                                  90,000
Custodian fees                                                           20,000
Transfer agent/registrar's expenses                                      14,100
Other                                                                    21,454
                                                                  -------------
   TOTAL EXPENSES                                                     3,772,809
                                                                  -------------
INVESTMENT INCOME - NET                                              15,187,784
                                                                  -------------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments before taxes                         3,556,455
Income tax expense                                                     (646,067)
                                                                  -------------
   Net realized gain on investments after taxes                       2,910,388
Net change in unrealized depreciation of investments before taxes    13,392,943
Net change in deferred income tax expense                               165,290
                                                                  -------------
Net change in unrealized depreciation of investments after taxes     13,558,233
                                                                  -------------
   NET GAIN ON INVESTMENTS                                           16,468,621
                                                                  -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $  31,656,405
                                                                  =============


See Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------
4

CONSOLIDATED STATEMENT OF CASH FLOWS              MassMutual Corporate Investors
FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2010
(UNAUDITED)

NET DECREASE IN CASH:
Cash flows from operating activities:
   Purchases/Proceeds/Maturities from short-term portfolio
     securities, net                                              $  (5,887,698)
   Purchases of portfolio securities                                (55,701,849)
   Proceeds from disposition of portfolio securities                 51,319,185
   Interest, dividends and other income received                     14,678,125
   Interest expense paid                                             (1,188,000)
   Operating expenses paid                                           (2,530,263)
   Income taxes paid                                                    (59,579)
                                                                  -------------
      NET CASH PROVIDED BY OPERATING ACTIVITIES                         629,921
                                                                  -------------

Cash flows from financing activities:
   Cash dividends paid from net investment income                   (15,214,217)
   Receipts for shares issued on reinvestment of dividends            1,722,041
                                                                  -------------

      NET CASH USED FOR FINANCING ACTIVITIES                        (13,492,176)
                                                                  -------------

NET DECREASE IN CASH                                                (12,862,255)
Cash - beginning of year                                             17,216,779
                                                                  -------------
CASH - END OF PERIOD                                              $   4,354,524
                                                                  =============

RECONCILIATION OF NET INCREASE IN NET ASSETS TO NET
CASH PROVIDED BY OPERATING ACTIVITIES:

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $  31,656,405
                                                                  -------------
   Increase in investments                                          (26,709,065)
   Increase in interest receivable                                   (3,341,582)
   Increase in receivable for investments sold                       (1,225,709)
   Increase in other assets                                              (6,285)
   Increase in investment advisory fee payable                           72,572
   Decrease in accrued expenses                                         (45,676)
   Increase in accrued taxes payable                                    421,198
   Decrease in other payables                                          (191,937)
                                                                  -------------
      TOTAL ADJUSTMENTS TO NET ASSETS FROM OPERATIONS               (31,026,484)
                                                                  -------------
      NET CASH PROVIDED BY OPERATING ACTIVITIES                   $     629,921
                                                                  =============

See Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

                                                                  For the nine
                                                                  months ended         For the
                                                                    09/30/10          year ended
                                                                   (Unaudited)         12/31/09
                                                                  -------------      -------------
INCREASE IN NET ASSETS:

Operations:
   Investment income - net                                        $  15,187,784      $  19,170,412
   Net realized gain on investments                                   2,910,388            868,412
   Net change in unrealized depreciation of investments              13,558,233          5,285,777
                                                                  -------------      -------------
   Net increase in net assets resulting from operations              31,656,405         25,324,601

Increase from common shares issued on reinvestment of dividends
   Common shares issued (2010 - 68,813; 2009 - 48,107)                1,722,041          1,137,714

Dividends to shareholders from:
   Net investment income (2010 - $1.08 per share; 2009 -
   $2.16 per share)                                                 (10,155,704)       (20,168,880)
                                                                  -------------      -------------
   Total increase in net assets                                      23,222,742          6,293,435

Net assets, beginning of year                                       214,436,954        208,143,519
                                                                  -------------      -------------
Net assets, end of period/year (including undistributed net
   investment income of $7,337,131 and $2,305,051, respectively)  $ 237,659,696      $ 214,436,954
                                                                  =============      =============

See Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------
6

CONSOLIDATED SELECTED FINANCIAL HIGHLIGHTS       MassMutual Corporate Investors
SELECTED DATA FOR EACH SHARE OF BENEFICIAL INTEREST OUTSTANDING:

                                              For the nine
                                              months ended               For the years ended December 31,
                                               09/30/2010   -------------------------------------------------------------
                                              (Unaudited)      2009         2008         2007         2006         2005
                                               ---------    ---------    ---------    ---------    ---------    ---------
Net asset value:
   Beginning of year                           $   22.89    $   22.33    $   27.19    $   27.51    $   26.06    $   24.34
                                               ---------    ---------    ---------    ---------    ---------    ---------
Net investment income (a)                           1.62         2.05         2.31         2.56         2.27         2.03
Net realized and unrealized
   gain (loss) on investments                       1.75         0.66        (5.02)       (0.35)        1.62         1.96(b)
                                               ---------    ---------    ---------    ---------    ---------    ---------
Total from investment operations                    3.37         2.71        (2.71)        2.21         3.89         3.99
                                               ---------    ---------    ---------    ---------    ---------    ---------

Dividends from net investment
   income to common shareholders                   (1.08)       (2.16)       (2.16)       (2.57)       (2.47)       (2.11)

Dividends from net realized gain
   on investments to common shareholders            --           --           --           --          (0.01)       (0.18)

Increase from dividends reinvested                  0.01         0.01         0.01         0.04         0.04         0.02
                                               ---------    ---------    ---------    ---------    ---------    ---------
Total dividends                                    (1.07)       (2.15)       (2.15)       (2.53)       (2.44)       (2.27)
                                               ---------    ---------    ---------    ---------    ---------    ---------
Net asset value: End of period/year            $   25.19    $   22.89    $   22.33    $   27.19    $   27.51    $   26.06
                                               =========    =========    =========    =========    =========    =========
Per share market value:
   End of period/year                          $   29.66    $   25.10    $   19.25    $   30.20    $   34.89    $   30.05

Total investment return
   Net asset value (c)                             15.14%       12.64%      (10.34%)       8.72%       18.06%       20.04%
   Market value                                    23.19%       39.89%      (30.44%)      (8.78%)      29.04%       16.95%

Net assets (in millions):
   End of period/year                          $  237.66    $  214.44    $  208.14    $  251.16    $  251.69    $  236.28

Ratio of operating expenses
   to average net assets                            1.55%(d)     1.58%        1.49%        1.55%        1.43%        1.78%

Ratio of interest expense
   to average net assets                            0.72%(d)     0.75%        0.67%        0.59%        0.60%        0.73%

Ratio of income tax expense
   to average net assets (e)                        0.39%(d)     0.00%        0.00%        0.35%        2.46%        2.84%

Ratio of total expenses before custodian fee
   reduction to average net assets (e)              2.66%(d)     2.33%        2.16%        2.49%        4.53%        5.36%

Ratio of net expenses after custodian fee
   reduction to average net assets (e)              2.66%(d)     2.33%        2.16%        2.49%        4.49%        5.35%

Ratio of net investment income
   to average net assets                            9.13%(d)     9.06%        9.01%        9.17%        8.19%        7.98%

Portfolio turnover                                    22%          23%          32%          44%          35%          35%

(a) Calculated using average shares.
(b) Amount includes $0.19 per share in litigation proceeds.
(c) Net asset value return represents portfolio returns based on change in the Trust's net asset value assuming the reinvestment of all dividends and distributions which differs from the total investment return based on the Trust's market value due to the difference between the Trust's net asset value and the market value of its shares outstanding; past performance is no guarantee of future results.
(d) Annualized
(e) As additional information, this ratio is included to reflect the taxes paid on retained long-term gains. These taxes paid are netted against realized capital gains in the Statement of Operations. The taxes paid are treated as deemed distributions and a credit for the taxes paid is passed on to the shareholders.

Senior borrowings:
Total principal amount (in millions)           $      30    $      30    $      30    $      30    $      20    $      20

Asset coverage per $1,000
of indebtedness                                $   8,922    $   8,148    $   7,938    $   9,372    $  13,584    $  12,814

See Notes to Consolidated Financial Statements
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                                                                                                                                7

CONSOLIDATED SCHEDULE OF INVESTMENTS
September 30, 2010
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES - 89.85%:(A)                      Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
PRIVATE PLACEMENT INVESTMENTS - 84.64%

A E COMPANY, INC.
A designer and manufacturer of machined parts and assembly structures for the commercial and military aerospace industries.
11% Senior Secured Note due 2015                                 $  1,413,462                *     $  1,385,193     $  1,455,392
13% Senior Subordinated Note due 2016                            $  1,413,461         11/10/09        1,265,201        1,468,279
Common Stock (B)                                                 323,077 shs.         11/10/09          323,077          306,923
Warrant, exercisable until 2019, to purchase
  common stock at $.01 per share (B)                             161,538 shs.         11/10/09          119,991            1,615
                                                                                                   ------------      -----------
* 11/10/09 and 11/18/09.                                                                              3,093,462        3,232,209
                                                                                                   ------------      -----------

A H C HOLDING COMPANY, INC.
A designer and manufacturer of boilers and water heaters for the commercial sector.
15% Senior Subordinated Note due 2015                            $  2,535,741         11/21/07        2,484,598        2,561,099
Limited Partnership Interest (B)                                  23.16% int.         11/21/07          224,795          399,425
                                                                                                   ------------      -----------
                                                                                                      2,709,393        2,960,524
                                                                                                   ------------      -----------
A S A P INDUSTRIES LLC
A designer and manufacturer of components used on oil and natural gas wells.
12.5% Senior Subordinated Note due 2015                          $    850,946         12/31/08          739,153          867,964
Limited Liability Company Unit Class A-2 (B)                       1,276 uts.         12/31/08          140,406          216,880
Limited Liability Company Unit Class A-3 (B)                       1,149 uts.         12/31/08          126,365          195,193
                                                                                                   ------------      -----------
                                                                                                      1,005,924        1,280,037
                                                                                                   ------------      -----------
A S C GROUP, INC.
A designer and manufacturer of high reliability encryption equipment, communications products, computing systems and electronic components primarily for the military and aerospace sectors.
12.75% Senior Subordinated Note due 2016                         $  2,318,182         10/09/09        1,986,875        2,387,727
Limited Liability Company Unit Class A (B)                         2,359 uts.         10/09/09          231,818          220,215
Limited Liability Company Unit Class B (B)                         2,782 uts.         10/09/09          273,352               28
                                                                                                   ------------      -----------
                                                                                                      2,492,045        2,607,970
                                                                                                   ------------      -----------
A W X HOLDINGS CORPORATION
A provider of aerial equipment rental, sales and repair services to non-residential construction and maintenance contractors operating in the State of Indiana.
10.5% Senior Secured Term Note due 2014 (D)                      $    735,000         05/15/08          720,300          551,250
13% Senior Subordinated Note due 2015 (D)                        $    735,000         05/15/08          657,905             --
Common Stock (B)                                                 105,000 shs.         05/15/08          105,000             --
Warrant, exercisable until 2015, to purchase
  common stock at $.01 per share (B)                              36,923 shs.         05/15/08           62,395             --
                                                                                                   ------------      -----------
                                                                                                      1,545,600          551,250
                                                                                                   ------------      -----------

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8

                                                 MassMutual Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2010
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
ADVANCED TECHNOLOGIES HOLDINGS
A provider of factory maintenance services to industrial companies.
15% Senior Subordinated Note due 2013                            $  2,215,488         12/27/07     $  2,173,039     $  2,237,643
Preferred Stock (B)                                                1,031 shs.         12/27/07          510,000          512,860
                                                                                                   ------------      -----------
                                                                                                      2,683,039        2,750,503
                                                                                                   ------------      -----------
AERO HOLDINGS, INC.
A provider of geospatial services to corporate and government clients.
10.5% Senior Secured Term Note due 2014                          $  1,627,500         03/09/07        1,603,088        1,627,500
14% Senior Subordinated Note due 2015                            $  1,260,000         03/09/07        1,161,382        1,260,000
Common Stock (B)                                                 262,500 shs.         03/09/07          262,500          448,875
Warrant, exercisable until 2015, to purchase
  common stock at $.01 per share (B)                              66,116 shs.         03/09/07          111,527          113,058
                                                                                                   ------------      -----------
                                                                                                      3,138,497        3,449,433
                                                                                                   ------------      -----------
ALL CURRENT HOLDING COMPANY
A specialty re-seller of essential electrical parts and components primarily serving wholesale distributors.
12% Senior Subordinated Note due 2015                            $  1,140,317         09/26/08        1,053,128        1,151,720
Common Stock (B)                                                   1,347 shs.         09/26/08          134,683          103,201
Warrant, exercisable until 2018, to purchase
  common stock at $.01 per share (B)                                 958 shs.         09/26/08           87,993           73,398
                                                                                                   ------------      -----------
                                                                                                      1,275,804        1,328,319
                                                                                                   ------------      -----------
AMERICAN HOSPICE MANAGEMENT HOLDING LLC
A for-profit hospice care provider in the United States.
12% Senior Subordinated Note due 2013                            $  3,187,495                *        3,033,665        3,187,495
Preferred Class A Unit (B)                                         3,223 uts.               **          322,300          540,630
Preferred Class B Unit (B)                                         1,526 uts.         06/09/08          152,626          218,189
Common Class B Unit (B)                                           30,420 uts.         01/22/04                1           96,824
Common Class D Unit (B)                                            6,980 uts.         09/12/06                1           22,217
                                                                                                   ------------      -----------
* 01/22/04 and 06/09/08. ** 01/22/04 and 09/12/06.                                                    3,508,593        4,065,355
                                                                                                   ------------      -----------
APEX ANALYTIX HOLDING CORPORATION
A provider of audit recovery and fraud detection services and software to commercial and retail businesses in the U.S. and Europe.
12.5% Senior Subordinated Note due 2016                          $  1,912,500         04/28/09        1,627,036        1,950,750
Preferred Stock Series B (B)                                       3,065 shs.         04/28/09          306,507          481,150
Common Stock (B)                                                   1,366 shs.         04/28/09            1,366          214,443
                                                                                                   ------------      -----------
                                                                                                      1,934,909        2,646,343
                                                                                                   ------------      -----------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                               9

September 30, 2010
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
ARROW TRU-LINE HOLDINGS, INC.
A manufacturer of hardware for residential and commercial overhead garage doors in North America.
12% Senior Subordinated Note due 2012                            $  1,859,060         05/18/05     $  1,667,348     $  1,580,201
Preferred Stock (B)                                                   63 shs.         10/16/09           62,756           31,380
Common Stock (B)                                                     497 shs.         05/18/05          497,340             --
Warrant, exercisable until 2012, to purchase
  common stock at $.01 per share (B)                                 130 shs.         05/18/05          112,128             --
                                                                                                   ------------      -----------
                                                                                                      2,339,572        1,611,581
                                                                                                   ------------      -----------
ASSOCIATED DIVERSIFIED SERVICES
A provider of routine maintenance and repair services primarily to electric utility companies predominantly on electric power distribution lines.
10% Senior Secured Term Note due 2016 (C)                        $    853,714         09/30/10          832,371          852,451
13% Senior Subordinated Note due 2017                            $    853,714         09/30/10          761,606          844,547
Limited Liability Company Unit Class B (B)                        92,571 uts.         09/30/10           92,571           87,942
Limited Liability Company Unit Class B OID (B)                    70,765 uts.         09/30/10           70,765              708
                                                                                                   ------------      -----------
                                                                                                      1,757,313        1,785,648
                                                                                                   ------------      -----------
BARCODES GROUP, INC.
A distibutor and reseller of automatic identification and data capture equipment, including mobile computers, scanners, point-of-sale systems, labels, and accessories.
13.5% Senior Subordinated Note due 2016                          $  1,915,953         07/27/10        1,819,259        1,962,059
Preferred Stock (B)                                                   39 shs.         07/27/10          394,487          374,775
Common Stock Class A (B)                                             131 shs.         07/27/10            1,310            1,245
Warrant, exercisable until 2020, to purchase
  common stock at $.01 per share (B)                                  23 shs.         07/27/10              227             --
                                                                                                   ------------      -----------
                                                                                                      2,215,283        2,338,079
                                                                                                   ------------      -----------
BRAVO SPORTS HOLDING CORPORATION
A designer and marketer of niche branded consumer products including canopies, trampolines, in-line skates, skateboards, and urethane wheels.
12.5% Senior Subordinated Note due 2014                          $  2,281,593         06/30/06        2,180,614        2,281,593
Preferred Stock Class A (B)                                          879 shs.         06/30/06          268,121          159,473
Common Stock (B)                                                        1 sh.         06/30/06              286             --
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                                 309 shs.         06/30/06           92,102           56,046
                                                                                                   ------------      -----------
                                                                                                      2,541,123        2,497,112
                                                                                                   ------------      -----------
C D N T, INC.
A value-added converter and distributor of specialty pressure sensitive adhesives, foams, films, and foils.
10.5% Senior Secured Term Note due 2014                          $    659,946         08/07/08          652,782          628,871
12.5% Senior Subordinated Note due 2015                          $    750,872         08/07/08          692,484          682,935
Common Stock (B)                                                  73,256 shs.         08/07/08           73,256           33,742
Warrant, exercisable until 2018, to purchase
  common stock at $.01 per share (B)                              57,600 shs.         08/07/08           57,689           26,531
                                                                                                   ------------      -----------
                                                                                                      1,476,211        1,372,079
                                                                                                   ------------      -----------

--------------------------------------------------------------------------------------------------------------------------------
10

                                                 MassMutual Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2010
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
CAPITAL SPECIALTY PLASTICS, INC.
A producer of desiccant strips used for packaging pharmaceutical products.
Common Stock (B)                                                     109 shs.                *     $        503     $  1,174,109
                                                                                                   ------------      -----------
*12/30/97 and 05/29/99.

CLOUGH, HARBOUR AND ASSOCIATES
An engineering service firm that is located in Albany, NY.
12.25% Senior Subordinated Note due 2015                         $  2,400,000         12/02/08        2,225,100        2,448,000
Preferred Stock (B)                                                  277 shs.         12/02/08          276,900          274,856
                                                                                                   ------------      -----------
                                                                                                      2,502,000        2,722,856
                                                                                                   ------------      -----------
COEUR, INC.
A producer of proprietary, disposable power injection syringes.
12% Senior Subordinated Note due 2016                            $  1,214,286         10/10/08        1,098,929        1,238,572
Common Stock (B)                                                     607 shs.         10/10/08           60,714           38,384
Warrant, exercisable until 2018, to purchase
  common stock at $.01 per share (B)                                 934 shs.          10/10/08          91,071           59,053
                                                                                                   ------------      -----------
                                                                                                      1,250,714        1,336,009
                                                                                                   ------------      -----------
CONNECTICUT ELECTRIC, INC.
A supplier and distributor of electrical products sold into the retail and wholesale markets.
10% Senior Subordinated Note due 2014 (D)                        $  1,456,429         01/12/07        1,358,631          728,215
Limited Liability Company Unit Class A (B)                       156,046 uts.         01/12/07          156,046             --
Limited Liability Company Unit Class C (B)                       112,873 uts.         01/12/07          112,873             --
Limited Liability Company Unit Class D (B)                     1,268,437 uts.         05/03/10             --               --
Limited Liability Company Unit Class E (B)                         2,081 uts.         05/03/10             --               --
                                                                                                   ------------      -----------
                                                                                                      1,627,550          728,215
                                                                                                   ------------      -----------
CONNOR SPORT COURT INTERNATIONAL, INC.
A designer and manufacturer of outdoor and indoor synthetic sports flooring and other temporary flooring products.
Preferred Stock Series B-2 (B)                                    17,152 shs.         07/05/07          700,392        1,715,247
Preferred Stock Series C (B)                                       8,986 shs.         07/05/07          300,168          898,560
Common Stock (B)                                                     718 shs.         07/05/07                7              513
Limited Partnership Interest (B)                                  12.64% int.                *          189,586             --
                                                                                                   ------------      -----------
*08/12/04 and 01/14/05.                                                                               1,190,153        2,614,320
                                                                                                   ------------      -----------
COREPHARMA LLC
A manufacturer of oral dose generic pharmaceuticals targeted at niche applications.
12% Senior Subordinated Note due 2013                            $  2,550,000         08/04/05        2,477,623        2,550,000
Warrant, exercisable until 2013, to purchase
  common stock at $.001 per share (B)                                 20 shs.         08/04/05          137,166          240,935
                                                                                                   ------------      -----------
                                                                                                      2,614,789        2,790,935
                                                                                                   ------------      -----------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              11

September 30, 2010
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
CRANE RENTAL CORPORATION
A crane rental company.
13% Senior Subordinated Note due 2015                            $  2,295,000         08/21/08     $  2,096,329     $  2,289,755
Common Stock (B)                                                 255,000 shs.         08/21/08          255,000             --
Warrant, exercisable until 2016, to purchase
  common stock at $.01 per share (B)                             136,070 shs.         08/21/08          194,826             --
                                                                                                   ------------      -----------
                                                                                                      2,546,155        2,289,755
                                                                                                   ------------      -----------
CUSTOM ENGINEERED WHEELS, INC.
A manufacturer of custom engineered, non-pneumatic plastic wheels and plastic tread cap tires used primarily for lawn and garden products and wheelchairs.
12.5% Senior Subordinated Note due 2016                          $  2,182,212         10/27/09        1,892,808        2,247,678
Preferred Stock PIK (B)                                              296 shs.         10/27/09          295,550          280,773
Preferred Stock Series A (B)                                         216 shs.         10/27/09          197,152                2
Common Stock (B)                                                      72 shs.         10/27/09           72,238           68,628
Warrant, exercisable until 2016, to purchase
  common stock at $.01 per share (B)                                  53 shs.         10/27/09           48,608                1
                                                                                                   ------------      -----------
                                                                                                      2,506,356        2,597,082
                                                                                                   ------------      -----------
DAVIS-STANDARD LLC
A manufacturer, assembler, and installer of a broad range of capital equipment that is used in the extrusion, conversion, and processing of plastic materials.
12% Senior Subordinated Note due 2014                            $  1,847,826         10/30/06        1,760,714        1,822,383
Limited Partnership Interest (B)                                   1.82% int.         10/30/06          702,174          760,901
Warrant, exercisable until 2014, to purchase
  preferred stock at $.01 per share (B)                               50 shs.         10/30/06           49,830           71,919
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                                  34 shs.         10/30/06           34,000           24,609
                                                                                                   ------------      -----------
                                                                                                      2,546,718        2,679,812
                                                                                                   ------------      -----------
DIVERSCO, INC./DHI HOLDINGS, INC.
A contract provider of janitorial and equipment maintenance services and temporary production labor to industrial customers.
Membership Interests of MM/Lincap
  Diversco Investments Ltd. LLC (B)                               27.20% int.         08/27/98          734,090             --
Warrants, exercisable until 2011, to purchase common
  stock of DHI Holdings, Inc. at $.01 per share (B)               13,352 shs.                *          403,427          473,000
                                                                                                   ------------      -----------
*10/24/96 and 08/28/98.                                                                               1,137,517          473,000
                                                                                                   ------------      -----------

--------------------------------------------------------------------------------------------------------------------------------
12

                                                 MassMutual Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2010
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
DUNCAN SYSTEMS, INC.
A distributor of windshields and side glass for the recreational vehicle market.
10% Senior Secured Term Note due 2013                            $    405,000         11/01/06     $    398,925     $    414,394
13% Senior Subordinated Note due 2014                            $    855,000         11/01/06          789,267          855,000
Common Stock (B)                                                 180,000 shs.         11/01/06          180,000          156,615
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                              56,514 shs.         11/01/06           78,160           49,172
                                                                                                   ------------      -----------
                                                                                                      1,446,352        1,475,181
                                                                                                   ------------      -----------
DWYER GROUP, INC.
A franchiser of a variety of home repair services.
Common Stock (B)                                                   6,906 shs.                *          690,600        1,211,250
Warrant, exercisable until 2011, to purchase
  common stock at $.01 per share (B)                               2,034 shs.         10/30/03          186,469          356,673
                                                                                                   ------------      -----------
*10/30/03 and 01/02/04.                                                                                 877,069        1,567,923
                                                                                                   ------------      -----------
E S P HOLDCO, INC.
A manufacturer of power protection technology for commercial office equipment, primarily supplying the office equipment dealer network.
14% Senior Subordinated Note due 2015                            $  2,344,431         01/08/08        2,300,293        2,319,888
Common Stock (B)                                                     660 shs.         01/08/08          329,990          105,988
                                                                                                   ------------      -----------
                                                                                                      2,630,283        2,425,876
                                                                                                   ------------      -----------
E X C ACQUISITION CORPORATION
A manufacturer of pre-filled syringes and pump systems used for intravenous drug delivery.
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                                  22 shs.         06/28/04           77,208           76,657
                                                                                                   ------------      -----------
EATEM HOLDING COMPANY
A developer and manufacturer of savory flavor systems for soups, sauces, gravies, and other products produced by food manufacturers for retail and foodservice end products.
12.5% Senior Subordinated Note due 2018                          $  2,850,000         02/01/10        2,471,700        2,926,563
Common Stock (B)                                                     150 shs.         02/01/10          150,000          142,500
Warrant, exercisable until 2018, to purchase
  common stock at $.01 per share (B)                                 358 shs.         02/01/10          321,300                4
                                                                                                   ------------      -----------
                                                                                                      2,943,000        3,069,067
                                                                                                   ------------      -----------
F C X HOLDINGS CORPORATION
A distributor of specialty/technical valves, actuators, accessories, and process instrumentation supplying a number of industrial, high purity, and energy end markets in North America.
15% Senior Subordinated Note due 2015                            $  2,242,079         10/06/08        2,198,899        2,314,579
Preferred Stock (B)                                                4,341 shs.         10/06/08          434,074          212,665
Common Stock (B)                                                   3,069 shs.         10/06/08            3,069             --
                                                                                                   ------------      -----------
                                                                                                      2,636,042        2,527,244
                                                                                                   ------------      -----------


--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              13

September 30, 2010
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
F F C HOLDING CORPORATION
A leading U.S. manufacturer of private label frozen novelty and ice cream products.
16% Senior Subordinated Note due 2014                            $  2,487,805         09/27/10     $  2,438,049     $  2,483,710
Limited Liability Company Units Preferred (B)                        512 uts.         09/27/10          460,976          437,931
Limited Liability Company Units (B)                                  512 uts.         09/27/10           51,220           48,659
                                                                                                   ------------      -----------
                                                                                                      2,950,245        2,970,300
                                                                                                   ------------      -----------
F H S HOLDINGS LLC
A national provider of customized disease management services to large self-insured employers.
12% Senior Subordinated Note due 2014 (D)                        $  2,390,625         06/01/06        2,220,452             --
Limited Liability Company Units of Linden/FHS Holdings LLC (B)       159 uts.         06/01/06          159,362             --
Common Unit Class B (B)                                            1,386 uts.         06/01/06          122,361             --
                                                                                                   ------------      -----------
                                                                                                      2,502,175             --
                                                                                                   ------------      -----------
FLUTES, INC.
An independent manufacturer of micro fluted corrugated sheet material for the food and consumer products packaging industries.
10% Senior Secured Term Note due 2013 (D)                        $    918,385         04/13/06          904,609          459,193
14% Senior Subordinated Note due 2014 (D)                        $    555,059         04/13/06          495,635             --
                                                                                                   ------------      -----------
                                                                                                      1,400,244          459,193
                                                                                                   ------------      -----------
GOLDEN COUNTY FOODS HOLDING, INC.
A manufacturer of frozen appetizers and snacks.
16% Senior Subordinated Note due 2015                            $  1,912,500         11/01/07        1,727,592        1,816,875
16% PIK Note due 2015                                            $    472,711         12/31/08          399,004          449,076
8% Series A Convertible Preferred Stock, convertible into
  fully diluted common shares (B)                                146,658 shs.         11/01/07          146,658           14,272
                                                                                                   ------------      -----------
                                                                                                      2,273,254        2,280,223
                                                                                                   ------------      -----------
H M HOLDING COMPANY
A designer, manufacturer, and importer of promotional and wood furniture.
7.5% Senior Subordinated Note due 2013 (D)                       $    685,100         10/15/09          512,231          513,825
Preferred Stock (B)                                                   40 shs.                *           40,476             --
Preferred Stock Series B (B)                                       2,055 shs.         10/15/09        1,536,694
Common Stock (B)                                                     340 shs.         02/10/06          340,000             --
Common Stock Class C (B)                                             560 shs.         10/15/09             --               --
Warrant, exercisable until 2013, to purchase
  common stock at $.02 per share (B)                                 126 shs.         02/10/06          116,875             --
                                                                                                   ------------      -----------
* 09/18/07 and 06/27/08.                                                                              2,546,276          513,825
                                                                                                   ------------      -----------
HIGHGATE CAPITAL LLC
An acquirer of controlling or substantial interests in manufacturing and marketing entities.
Series A Preferred Units (B)                                       1.19% int.         07/21/94          367,440             --
                                                                                                   ------------      -----------


--------------------------------------------------------------------------------------------------------------------------------
14

                                                 MassMutual Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2010
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
HOME DECOR HOLDING COMPANY
A designer, manufacturer and marketer of framed art and wall decor products.
12.5% Senior Subordinated Note due 2012                          $  2,043,269                *     $  1,926,884     $  2,043,269
Common Stock (B)                                                      63 shs.                *           62,742           99,613
Warrant, exercisable until 2012, to purchase
  common stock at $.02 per share (B)                                 200 shs.                *          199,501          316,748
                                                                                                   ------------      -----------
* 06/30/04 and 08/19/04.                                                                              2,189,127        2,459,630
                                                                                                   ------------      -----------
HOSPITALITY MINTS HOLDING COMPANY
A manufacturer of individually-wrapped imprinted promotional mints.
12% Senior Subordinated Note due 2016                            $  2,075,581         08/19/08        1,920,297        1,971,802
Common Stock (B)                                                     474 shs.         08/19/08          474,419          113,041
Warrant, exercisable until 2016, to purchase
  common stock at $.01 per share (B)                                 123 shs.         08/19/08          113,773           29,217
                                                                                                   ------------      -----------
                                                                                                      2,508,489        2,114,060
                                                                                                   ------------      -----------
INSURANCE CLAIMS MANAGEMENT, INC.
A third party administrator providing auto and property claim administration services for insurance companies.
Common Stock (B)                                                      69 shs.         02/27/07            2,077          264,968
Warrant, exercisable until 2011, to purchase
  common stock at $.01 per share (B)                                  20 shs.         02/27/07              612           78,040
                                                                                                   ------------      -----------
                                                                                                          2,689          343,008
                                                                                                   ------------      -----------
INTERNATIONAL OFFSHORE SERVICES LLC
A leading provider of marine transportation services, platform decommissioning, and salvage services to oil and gas producers in the shallow waters of the Gulf of Mexico.
14.25% Senior Subordinated Secured Note due 2017                 $  2,550,000         07/07/09        2,299,566        2,569,633
Limited Liability Company Unit (B)                                 3,112 uts.         07/07/09          186,684             --
                                                                                                   ------------      -----------
                                                                                                      2,486,250        2,569,633
                                                                                                   ------------      -----------
JASON, INC.
A diversified manufacturing company serving various industrial markets.
13% Senior Subordinated Note due 2010 (D)                        $    963,687         08/04/00          848,275           48,184
Limited Partnership Interest of
  Saw Mill Capital Fund II, L.P. (B)                               2.50% int.         08/03/00          886,470             --
                                                                                                   ------------      -----------
                                                                                                      1,734,745           48,184
                                                                                                   ------------      -----------
JUSTRITE MANUFACTURING ACQUISITION CO.
A manufacturer of safety products such as storage cabinets and containers.
12% Senior Subordinated Note due 2011                            $  1,593,750         12/15/04        1,564,212        1,593,750
Warrant, exercisable until 2011, to purchase
  common stock at $.01 per share (B)                               1,121 shs.         12/15/04          101,109          210,253
                                                                                                   ------------      -----------
                                                                                                      1,665,321        1,804,003
                                                                                                   ------------      -----------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              15

September 30, 2010
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
K H O F HOLDINGS, INC.
A manufacturer of premium disposable tableware products serving both the foodservice and consumer channels.
Common Stock (B)                                                 220,673 shs.         10/15/07     $    135,084     $    187,965
                                                                                                   ------------      -----------
K N B HOLDINGS CORPORATION
A designer, manufacturer and marketer of products for the custom framing market.
15.5% Senior Subordinated Note due 2013 (D)                      $  3,012,887         05/25/06        2,641,395        2,862,243
Common Stock (B)                                                 134,210 shs.         05/25/06          134,210             --
Warrant, exercisable until 2013, to purchase
  common stock at $.01 per share (B)                              82,357 shs.         05/25/06           71,534             --
                                                                                                   ------------      -----------
                                                                                                      2,847,139        2,862,243
                                                                                                   ------------      -----------
K P I HOLDINGS, INC.
The largest player in the U.S. non-automotive, non-ferrous die casting segment.
18% Senior Subordinated Note due 2014 (D)                        $  2,106,522         07/16/08        1,968,368        2,001,196
Convertible Preferred Stock Series C (B)                              55 shs.         06/30/09           55,435             --
Convertible Preferred Stock Series D (B)                              24 shs.         09/17/09           24,476             --
Common Stock (B)                                                     443 shs.         07/15/08          443,478             --
Warrant, exercisable until 2018, to purchase
  common stock at $.01 per share (B)                                 734 shs.                *           96,024             --
                                                                                                   ------------      -----------
* 07/16/08 and 09/17/09.                                                                              2,587,781        2,001,196
                                                                                                   ------------      -----------
K W P I HOLDINGS CORPORATION
A manufacturer and distributor of vinyl windows and patio doors throughout the northwestern United States.
18% Senior Subordinated Note due 2014 (D)                        $  2,938,407         03/14/07        2,674,368        2,350,726
Common Stock (B)                                                     232 shs.         03/13/07          232,000             --
Warrant, exercisable until 2019, to purchase
  preferred stock at $.01 per share (B)                              134 shs.         07/07/09             --               --
Warrant, exercisable until 2017, to purchase
  common stock at $.01 per share (B)                                 167 shs.         03/14/07          162,260             --
                                                                                                   ------------      -----------
                                                                                                      3,068,628        2,350,726
                                                                                                   ------------      -----------
L H D EUROPE HOLDING, INC.
A non-carbonated beverage dispensing company focused on the foodservice industry.
Common Stock (B)                                                      85 shs.         12/28/09            7,916           24,225
                                                                                                   ------------      -----------


--------------------------------------------------------------------------------------------------------------------------------
16

                                                 MassMutual Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2010
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
M V I HOLDING, INC.
A manufacturer of large precision machined metal components used in equipment which services a variety of industries, including the oil and gas, mining, and defense markets.
13% Senior Subordinated Note due 2016                            $  1,239,403         09/12/08     $  1,148,989     $  1,199,056
Common Stock (B)                                                      61 shs.         09/12/08           60,714             --
Warrant, exercisable until 2018, to purchase
  common stock at $.01 per share (B)                                  66 shs.         09/12/08           65,571             --
                                                                                                   ------------      -----------
                                                                                                      1,275,274        1,199,056
                                                                                                   ------------      -----------
MAIL COMMUNICATIONS GROUP, INC.
A provider of mail processing and handling services, lettershop services, and commercial printing services.
12.5% Senior Subordinated Note due 2014                          $    975,000         05/04/07          912,469          975,000
Limited Liability Company Unit (B)                                24,109 uts.                *          314,464          321,494
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                               3,375 shs.         05/04/07           43,031           45,006
                                                                                                   ------------      -----------
* 05/04/07 and 01/02/08.                                                                              1,269,964        1,341,500
                                                                                                   ------------      -----------
MANHATTAN BEACHWEAR HOLDING COMPANY
A designer and distributor of women's swimwear.
12.5% Senior Subordinated Note due 2018                          $  2,647,059         01/15/10        2,325,462        2,700,000
Common Stock (B)                                                     353 shs.         01/15/10          352,941          335,293
Warrant, exercisable until 2019, to purchase
  common stock at $.01 per share (B)                                 312 shs.         01/15/10          283,738                3
                                                                                                   ------------      -----------
                                                                                                      2,962,141        3,035,296
                                                                                                   ------------      -----------
MAVERICK ACQUISITION COMPANY
A manufacturer of capsules that cover the cork and neck of wine bottles.
6.79% Senior Secured Tranche A Note due 2011 (C)                 $    153,259         09/03/04          153,259          153,259
12.5% Senior Secured Tranche B Note due 2011                     $    313,433         09/03/04          305,092          313,433
6.79% Senior Secured Revolver due 2011 (C)                       $     78,358         09/03/04           78,357           78,357
Limited Partnership Interest (B)                                   7.84% int.         09/03/04           58,769           20,963
Warrant, exercisable until 2011, to purchase
  common stock at $.01 per share (B)                                 425 shs.         09/03/04           39,473           15,146
                                                                                                   ------------      -----------
                                                                                                        634,950          581,158
                                                                                                   ------------      -----------
MBWS ULTIMATE HOLDCO, INC.
A provider of services throughout North Dakota that address the fluid management and related transportation needs of an oil well.
12% Senior Subordinated Note due 2016                            $  2,651,163         09/07/10        2,368,870        2,640,158
Preferred Stock Series A (B)                                       4,164 shs.         09/07/10          416,392          395,580
Common Stock (B)                                                     458 shs.         09/07/10           45,845           43,510
Warrant, exercisable until 2016, to purchase
  common stock at $.01 per share (B)                               1,158 shs.         09/07/10          115,870               12
                                                                                                   ------------      -----------
                                                                                                      2,946,977        3,079,260
                                                                                                   ------------      -----------


--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              17

September 30, 2010
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
MEDSYSTEMS HOLDINGS LLC
A manufacturer of enteral feeding products, such as feeding tubes and other products related to assisted feeding.
13% Senior Subordinated Note due 2015                            $  1,172,388         08/29/08     $  1,052,228     $  1,184,112
Preferred Unit (B)                                                   126 uts.         08/29/08          125,519          143,365
Common Unit Class A (B)                                            1,268 uts.         08/29/08            1,268             --
Common Unit Class B (B)                                              472 uts.         08/29/08          120,064             --
                                                                                                   ------------      -----------
                                                                                                      1,299,079        1,327,477
                                                                                                   ------------      -----------
MEGTEC HOLDINGS, INC.
A supplier of industrial and environmental products and services to a broad array of industries.
12% Senior Subordinated Note due 2016                            $  2,161,017         09/24/08        1,981,274        2,134,105
Preferred Stock (B)                                                  107 shs.         09/24/08          103,255             --
Limited Partnership Interest (B)                                   1.40% int.         09/16/08          388,983             --
Warrant, exercisable until 2018, to purchase
  common stock at $.01 per share (B)                                  35 shs.         09/24/08           33,268             --
                                                                                                   ------------      -----------
                                                                                                      2,506,780        2,134,105
                                                                                                   ------------      -----------
MICROGROUP, INC.
A manufacturer of precision parts and assemblies, and a value-added supplier of metal tubing and bars.
12% Senior Subordinated Note due 2013 (D)                        $  2,685,614                *        2,594,539        2,282,772
Common Stock (B)                                                     450 shs.                *          450,000             --
Warrant, exercisable until 2013, to purchase
  common stock at $.02 per share (B)                                 164 shs.                *          162,974             --
                                                                                                   ------------      -----------
* 08/12/05 and 09/11/06.                                                                              3,207,513        2,282,772
                                                                                                   ------------      -----------
MILWAUKEE GEAR COMPANY
A manufacturer of high-precision custom gears and gear drives used by original equipment manufacturers operating in a number of industries.
13% Senior Subordinated Note due 2014                            $  2,353,846         07/21/08        2,236,587        2,118,461
Preferred Stock (B)                                                  263 shs.         07/21/08          261,830             --
Common Stock (B)                                                      18 shs.         07/21/08           20,000             --
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                                  10 shs.         07/21/08           11,285             --
                                                                                                   ------------      -----------
                                                                                                      2,529,702        2,118,461
                                                                                                   ------------      -----------
MOMENTUM HOLDING CO.
A designer and supplier of upholstery fabric to commercial furniture manufacturers and architectural and design firms.
Limited Partnership Interest (B)                                  21.23% int.         08/04/06          106,153          262,088
Warrant, exercisable until 2014, to purchase
  common stock at $.02 per share (B)                               1,107 shs.         08/04/06          107,109          273,196
                                                                                                   ------------      -----------
                                                                                                        213,262          535,284
                                                                                                   ------------      -----------


--------------------------------------------------------------------------------------------------------------------------------
18

                                                 MassMutual Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2010
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
MONESSEN HOLDING CORPORATION
A designer and manufacturer of a broad line of gas, wood, and electric hearth products and accessories.
14% Senior Subordinated Note due 2014 (D)                        $  2,550,000         07/25/08     $  2,416,568     $  1,275,000
14% PIK Note due 2014 (D)                                        $    792,791         07/25/08          646,821          396,395
Warrant, exercisable until 2014, to purchase
  common stock at $.02 per share (B)                                 152 shs.         03/31/06          138,125             --
                                                                                                   ------------      -----------
                                                                                                      3,201,514        1,671,395
                                                                                                   ------------      -----------
NABCO, INC.
A producer of explosive containment vessels in the United States.
14% Senior Subordinated Note due 2014 (D)                        $    625,000         02/24/06          575,313             --
Limited Liability Company Unit (B)                                   825 uts.                *          825,410             --
Warrant, exercisable until 2016, to purchase
  common stock at $.01 per share (B)                                 129 shs.          02/24/06          37,188             --
                                                                                                   ------------      -----------
* 02/24/06 and 06/22/07.                                                                              1,437,911             --
                                                                                                   ------------      -----------
NAVIS GLOBAL
A designer, manufacturer, seller and servicer of finishing machinery for the knit and woven segments of the global textile industry.
10.75% Senior Secured Note due 2011 (D)                          $    695,588         05/28/04          689,460          660,809
14% Senior Subordinated Note due 2014 (D)                        $  1,365,385         05/28/04        1,162,487          341,346
                                                                                                   ------------      -----------
                                                                                                      1,851,947        1,002,155
                                                                                                   ------------      -----------
NESCO HOLDINGS CORPORATION
A sales and leasing company that provides equipment to the electric utility, telecommunications, and various other industries.
12% Senior Secured Subordinated Note due 2015                    $  2,125,000         08/02/07        1,888,243        2,125,000
Common Stock (B)                                                 425,000 shs.         08/02/07          425,000          666,674
Warrant, exercisable until 2015, to purchase
  common stock at $.01 per share (B)                             119,360 shs.         08/02/07          194,257          187,234
                                                                                                   ------------      -----------
                                                                                                      2,507,500        2,978,908
                                                                                                   ------------      -----------
NETSHAPE TECHNOLOGIES, INC.
A manufacturer of powder metal and metal injection molded precision components used in industrial, consumer, and other applications.
12% Senior Subordinated Note due 2014                            $  1,530,000         02/02/07        1,408,570        1,071,000
Limited Partnership Interest of
  Saw Mill PCG Partners LLC (B)                                    2.73% int.         02/01/07        1,019,980             --
Limited Liability Company Unit Class D of
  Saw Mill PCG Partners LLC (B)                                       15 uts.                *           15,389             --
Limited Liability Company Unit Class D-1 of
  Saw Mill PCG Partners LLC (B)                                      123 uts.         09/30/09          122,664             --
Preferred Stock Class A (B)                                             1 sh.         12/18/08            1,370             --
Preferred Stock Class A-1 (B)                                         11 shs.         09/30/09           10,643             --
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                                  91 shs.         02/02/07           90,830             --
                                                                                                   ------------      -----------
* 12/18/08 and 09/30/09.                                                                              2,669,446        1,071,000
                                                                                                   ------------      -----------


--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              19

September 30, 2010
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
NORTHWEST MAILING SERVICES, INC.
A producer of promotional materials for companies that use direct mail as part of their customer retention and loyalty programs.
12% Senior Subordinated Note due 2016                            $  2,818,421                *     $  2,307,058     $  2,886,868
Limited Partnership Interest (B)                                   3,287 uts.                *          328,679          150,167
Warrant, exercisable until 2019, to purchase
  common stock at $.01 per share (B)                               4,920 shs.                *          492,016          224,792
                                                                                                   ------------      -----------
* 07/09/09 and 08/09/10                                                                               3,127,753        3,261,827
                                                                                                   ------------      -----------
NYLONCRAFT, INC.
A supplier of engineered plastic components for the automotive industry.
10% Senior Secured Note due 2012                                 $    812,500         01/28/02          812,500          771,875
15% Senior Subordinated Note due 2012 (D)                        $    500,000         01/28/02          473,642          475,000
Convertible Preferred Stock A (B)                                  1,000 shs.         01/28/02          961,637          446,129
Common Stock (B)                                                 312,500 shs.         01/28/02          312,500             --
Warrant, exercisable until 2012, to purchase
  common stock at $.01 per share (B)                             243,223 shs.         01/28/02          162,045             --
                                                                                                   ------------      -----------
                                                                                                      2,722,324        1,693,004
                                                                                                   ------------      -----------
O E C HOLDING CORPORATION
A provider of elevator maintenance, repair and modernization services.
13% Senior Subordinated Note due 2017                            $  1,333,333         06/04/10        1,216,016        1,360,888
Preferred Stock Series A (B)                                       1,661 shs.         06/04/10          166,062          157,759
Preferred Stock Series B (B)                                         934 shs.         06/04/10           93,376                9
Common Stock (B)                                                   1,032 shs.         06/04/10            1,032              981
                                                                                                   ------------      -----------
                                                                                                      1,476,486        1,519,637
                                                                                                   ------------      -----------
OAKRIVER TECHNOLOGY, INC.
Designs, engineers and assembles high precision automated process equipment for the medical device industry with a focus on defibrillators and stents.
10% Senior Secured Note due 2012                                 $     80,468         01/03/06           79,261           80,468
13% Senior Subordinated Note due 2013                            $    687,241         01/03/06          641,561          687,241
Common Stock (B)                                                 322,307 shs.         01/03/06          322,307          241,369
Warrant, exercisable until 2013, to purchase
  common stock at $.01 per share (B)                              75,378 shs.         01/03/06           62,824           56,449
                                                                                                   ------------      -----------
                                                                                                      1,105,953        1,065,527
                                                                                                   ------------      -----------
OLYMPIC SALES, INC.
A boat retailer in Washington state, Oregon, California and British Columbia.
12% Senior Subordinated Note due 2010 (D)                        $  1,022,000         08/07/98        1,022,000          153,300
12% Senior Subordinated Note due 2010 (D)                        $    307,071         02/09/00          268,283           46,061
                                                                                                   ------------      -----------
                                                                                                      1,290,283          199,361
                                                                                                   ------------      -----------


--------------------------------------------------------------------------------------------------------------------------------
20

                                                 MassMutual Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2010
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
ONTARIO DRIVE & GEAR LTD.
A manufacturer of all-wheel drive, off-road amphibious vehicles and related accessories.
Limited Liability Company Unit (B)                                 3,667 uts.         01/17/06     $    572,115     $    678,798
Warrant, exercisable until 2013, to purchase
  common stock at $.01 per share (B)                                 619 shs.         01/17/06          170,801          114,605
                                                                                                   ------------      -----------
                                                                                                        742,916          793,403
                                                                                                   ------------      -----------
P A S HOLDCO LLC
An independent provider of maintenance, repair and overhaul services to the aerospace gas turbine engine and airframe markets.
14% Senior Subordinated Note due 2014                            $  2,359,281         07/03/06        2,271,474        2,359,281
Preferred Unit (B)                                                   382 uts.         07/03/06          382,150          598,554
Preferred Unit (B)                                                    69 uts.         07/03/06           68,790          107,744
Common Unit Class I (B)                                              148 uts.         07/03/06             --          1,367,320
Common Unit Class L (B)                                               31 uts.         07/03/06             --            288,951
                                                                                                   ------------      -----------
                                                                                                      2,722,414        4,721,850
                                                                                                   ------------      -----------
P I I HOLDING CORPORATION
A manufacturer of plastic film and bags for the general industrial, medical, and food industries.
12% Senior Subordinated Note due 2013                            $  2,295,000         03/31/06        2,199,496        2,295,000
Preferred Stock (B)                                                   36 shs.         03/31/06          329,596          464,393
Common Stock (B)                                                      23 shs.         03/31/06           25,500          222,019
Warrant, exercisable until 2013, to purchase
  common stock at $.01 per share (B)                                  13 shs.         03/31/06           11,122          129,148
                                                                                                   ------------      -----------
                                                                                                      2,565,714        3,110,560
                                                                                                   ------------      -----------
PACIFIC CONSOLIDATED HOLDINGS LLC
A manufacturer of rugged, mobile liquid and gaseous oxygen and nitrogen generating systems used in the global defense, oil and gas, and medical sectors.
14% Senior Subordinated Note due 2012                            $  1,358,188         04/27/07        1,290,841        1,263,595
5% Senior Subordinated Note due 2012                             $     79,688         07/21/10           79,688           79,999
Preferred Shares Series E (B)                                     79,688 shs.         07/21/10             --               --
Limited Liability Company Unit (B)                             1,754,707 uts.         04/27/07           63,233             --
                                                                                                   ------------      -----------
                                                                                                      1,433,762        1,343,594
                                                                                                   ------------      -----------
PARADIGM PACKAGING, INC.
A manufacturer of plastic bottles and closures for the nutritional, pharmaceutical, personal care, and food packaging markets.
12% Senior Subordinated Note due 2011                            $  2,125,000         12/19/00        2,081,906        2,125,000
Membership Interests of MM/Lincap
  PPI Investments, Inc., LLC (B)                                   2.42% int.         12/21/00          265,625          263,942
                                                                                                   ------------      -----------
                                                                                                      2,347,531        2,388,942
                                                                                                   ------------      -----------


--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              21

September 30, 2010
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
PEARLMAN ENTERPRISES, INC.
A developer and distributor of tools, equipment, and supplies to the natural and engineered stone industry.
Preferred Stock Series A (B)                                       2,334 shs.         05/22/09     $    111,508     $       --
Preferred Stock Series B (B)                                      13,334 shs.         05/22/09          547,872             --
Common Stock (B)                                                  40,540 shs.         05/22/09        1,877,208             --
                                                                                                   ------------      -----------
                                                                                                      2,536,588             --
                                                                                                   ------------      -----------
POSTLE ALUMINUM COMPANY LLC
A manufacturer and distributor of aluminum extruded products.
15% Senior Subordinated Note due 2013                            $  1,545,072         06/03/10        1,514,505        1,548,493
3% Senior Subordinated PIK Note due 2014 (D)                     $  2,283,699         10/02/06        2,014,226        2,169,514
Limited Liability Company Unit Class A (B)                         1,384 uts.         10/02/06          510,000             --
Limited Liability Company Unit (B)                                   143 uts.         05/22/09              642             --
Warrant, exercisable until 2016, to purchase
  common stock at $.01 per share (B)                               8,595 shs.         10/02/06          124,644             --
                                                                                                   ------------      -----------
                                                                                                      4,164,017        3,718,007
                                                                                                   ------------      -----------
POWER SERVICES HOLDING COMPANY
A provider of industrial motor repair services, predictive and preventative maintenance, and performance improvement consulting serving the petrochemical, mining, power generation, metals, and paper industries.
12% Senior Subordinated Note due 2016                            $  2,372,093         02/11/08        2,193,362        2,312,423
Limited Partnership Interest (B)                                  23.70% int.         02/11/08          177,729           19,475
Warrant, exercisable until 2016, to purchase
  common stock at $.01 per share (B)                               1,322 shs.         02/11/08          167,588           38,383
                                                                                                   ------------      -----------
                                                                                                      2,538,679        2,370,281
                                                                                                   ------------      -----------
PRECISION WIRE HOLDING COMPANY
A manufacturer of specialty medical wires that are used in non-elective minimally invasive surgical procedures.
14.25% Senior Subordinated Note due 2016                         $  2,584,168         11/12/09        2,323,130        2,655,677
Warrant, exercisable until 2019, to purchase
  common stock at $.01 per share (B)                                 206 shs.         11/12/09          203,944                2
                                                                                                   ------------      -----------
                                                                                                      2,527,074        2,655,679
                                                                                                   ------------      -----------
QUALIS AUTOMOTIVE LLC
A distributor of aftermarket automotive brake and chassis products.
13% Senior Subordinated Note due 2013                            $  1,742,711         05/28/04        1,598,853        1,742,711
Common Stock (B)                                                 354,167 shs.         05/28/04          354,166          484,463
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                             377,719 shs.         05/28/04          377,719          516,680
                                                                                                   ------------      -----------
                                                                                                      2,330,738        2,743,854
                                                                                                   ------------      -----------


--------------------------------------------------------------------------------------------------------------------------------
22

                                                 MassMutual Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2010
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
R A J MANUFACTURING HOLDINGS LLC
A designer and manufacturer of women's swimwear sold under a variety of licensed brand names.
14.5% Senior Subordinated Note due 2014                          $  2,614,243         12/15/06     $  2,415,863     $  2,483,531
Limited Liability Company Unit (B)                                 2,828 uts.         12/15/06          282,810          109,096
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                                   3 shs.         12/15/06          131,483           51,448
                                                                                                   ------------      -----------
                                                                                                      2,830,156        2,644,075
                                                                                                   ------------      -----------
R E I DELAWARE HOLDING, INC.
An engineer and manufacturer of highly complex, close tolerance components, assemblies, tooling and custom automation equipment primarily for aerospace, medical and defense/radar markets.
12% Senior Subordinated Note due 2016                            $  2,550,000         01/18/08        2,467,911        2,565,813
Warrant, exercisable until 2018, to purchase
  common stock at $.01 per share (B)                                   6 shs.         01/18/08           31,089            8,916
                                                                                                   ------------      -----------
                                                                                                      2,499,000        2,574,729
                                                                                                   ------------      -----------
ROYAL BATHS MANUFACTURING COMPANY
A manufacturer and distributor of acrylic and cultured marble bathroom products.
12.5% Senior Subordinated Note due 2011                          $  1,062,500         11/14/03        1,037,930        1,060,654
Warrant, exercisable until 2011, to purchase
  common stock at $.01 per share (B)                                 140 shs.         11/14/03          122,946          153,909
                                                                                                   ------------      -----------
                                                                                                      1,160,876        1,214,563
                                                                                                   ------------      -----------
SAFETY SPEED CUT MANUFACTURING COMPANY, INC.
A manufacturer of vertical panel saws and routers for the woodworking industry.
Class B Common Stock (B)                                           1,480 shs.         06/02/99          256,212          287,345
                                                                                                   ------------      -----------
SAVAGE SPORTS HOLDING, INC.
A manufacturer of sporting firearms.
12% Senior Subordinated Note due 2012                            $  1,538,793         09/10/04        1,491,348        1,538,793
Preferred Stock Series A (B)                                      66,185 shs.         05/28/10           66,185           62,871
Common Stock (B)                                                     612 shs.                *          642,937          827,551
Warrant, exercisable until 2012, to purchase
  common stock at $.01 per share (B)                                 134 shs.         09/10/04          113,578          180,682
                                                                                                   ------------      -----------
* 09/10/04 and 10/05/07.                                                                              2,314,048        2,609,897
                                                                                                   ------------      -----------
SENCORE HOLDING COMPANY
A designer, manufacturer, and marketer of decoders, receivers and modulators sold to broadcasters, satellite, cable and telecom operators for encoding/decoding analog and digital transmission video signals.
12.5% Senior Subordinated Note due 2014                          $  1,765,385         01/15/09        1,571,983        1,500,577
Common Stock (B)                                                     131 shs.         01/15/09          130,769             --
Warrant, exercisable until 2019, to purchase
  common stock at $.01 per share (B)                                 282 shs.         01/15/09          281,604             --
                                                                                                   ------------      -----------
                                                                                                      1,984,356        1,500,577
                                                                                                   ------------      -----------


--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              23

September 30, 2010
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
SMART SOURCE HOLDINGS LLC
A short-term computer rental company.
12% Senior Subordinated Note due 2015                            $  2,223,076                *     $  2,055,232     $  2,194,207
Limited Liability Company Unit (B)                                   619 uts.                *          631,592          416,810
Warrant, exercisable until 2015, to purchase
  common stock at $.01 per share (B)                                 157 shs.                *          164,769          105,592
                                                                                                   ------------      -----------
* 08/31/07 and 03/06/08.                                                                              2,851,593        2,716,609
                                                                                                   ------------      -----------
SPARTAN FOODS HOLDING COMPANY
A manufacturer of branded pizza crusts and pancakes.
12.25% Senior Subordinated Note due 2017                         $  1,912,500         12/15/09        1,659,708        1,930,591
Warrant, exercisable until 2018, to purchase
  common stock at $.01 per share (B)                                 257 shs.         12/15/09          227,109                3
                                                                                                   ------------      -----------
                                                                                                      1,886,817        1,930,594
                                                                                                   ------------      -----------
SPECIALTY COMMODITIES, INC.
A distributor of specialty food ingredients.
13.25% Senior Subordinated Note due 2016                         $  2,305,033         10/23/08        2,173,111        2,351,133
Common Stock (B)                                                  30,000 shs.         10/23/08          300,000          213,551
Warrant, excercisable until 2018, to purchase
  common stock at $.01 per share (B)                              11,054 shs.         10/23/08          100,650           78,686
                                                                                                   ------------      -----------
                                                                                                      2,573,761        2,643,370
                                                                                                   ------------      -----------
STANTON CARPET HOLDING CO.
A designer and marketer of high and mid-priced decorative carpets and rugs.
12.13% Senior Subordinated Note due 2014                         $  2,239,024         08/01/06        2,136,843        2,182,899
Common Stock (B)                                                     311 shs.         08/01/06          310,976           98,977
Warrant, exercisable until 2014, to purchase
  common stock at $.02 per share (B)                                 104 shs.         08/01/06           93,293           32,964
                                                                                                   ------------      -----------
                                                                                                      2,541,112        2,314,840
                                                                                                   ------------      -----------
SUNDANCE INVESTCO LLC
A provider of post-production services to producers of movies and television shows.
Limited Liability Company Unit Class A (B)                         6,429 shs.         03/31/10             --               --
                                                                                                   ------------      -----------
SYNTERACT HOLDINGS CORPORATION
A provider of outsourced clinical trial management services to pharmaceutical and biotechnology companies.
14.5% Senior Subordinated Note due 2016                          $  2,609,066         09/02/08        2,452,263        2,635,156
Redeemable Preferred Stock Series A (B)                            1,280 shs.         09/02/08           12,523              273
Warrant, exercisable until 2018, to purchase
  common stock at $.01 per share (B)                              12,803 shs.         09/02/08          112,693             --
                                                                                                   ------------      -----------
                                                                                                      2,577,479        2,635,429
                                                                                                   ------------      -----------


--------------------------------------------------------------------------------------------------------------------------------
24

                                                 MassMutual Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2010
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
T H I ACQUISITION, INC.
A machine servicing company providing value-added steel services to long steel products.
12% Senior Subordinated Note due 2016                            $  2,550,000         01/14/08     $  2,410,946     $  2,040,000
Warrant, exercisable until 2016, to purchase
  common stock at $.01 per share (B)                                   9 shs.         01/14/08           88,054             --
                                                                                                   ------------      -----------
                                                                                                      2,499,000        2,040,000
                                                                                                   ------------      -----------
TELECORPS HOLDINGS, INC.
A provider of equipment and services to producers of television shows and motion pictures.
12.75% Senior Subordinated Note due 2016                         $  3,176,506                *        2,785,539        2,700,030
Common Stock (B)                                                     270 shs.         09/02/09           10,994             --
Warrant, exercisable until 2019, to purchase
  common stock at $.01 per share (B)                               7,906 shs.                *          327,437             --
                                                                                                   ------------      -----------
* 05/20/09 and 09/02/09.                                                                              3,123,970        2,700,030
                                                                                                   ------------      -----------
TERRA RENEWAL LLC
A provider of wastewater residual management and required environmental reporting, permitting, nutrient management planning and record keeping to companies involved in poultry and food processing.
12% Senior Subordinated Note due 2014                            $  1,162,110                *        1,119,886          949,128
6.79% Term Note due 2012 (C)                                     $  1,364,712                *        1,360,262        1,277,882
8.75% Term Note due 2012 (C)                                     $      1,453                *            1,453            1,360
Limited Partnership Interest of
  Saw Mill Capital Fund V, LLC (B)                                 3.97% int.               **          149,176             --
Warrant, exercisable until 2016, to purchase
  common stock at $.01 per share (B)                                  72 shs.         04/28/06           59,041             --
                                                                                                   ------------      -----------
* 04/28/06 and 09/13/06. ** 03/01/05 and 10/10/08.                                                    2,689,818        2,228,370
                                                                                                   ------------      -----------
TORRENT GROUP HOLDINGS, INC.
A contractor specializing in the sales and installation of engineered drywells for the retention and filtration of stormwater and nuisance water flow.
14.5% Senior Subordinated Note due 2013 (D)                      $  2,455,561         10/26/07        2,102,363             --
Series B Preferred Stock (B)                                         182 shs.         03/31/10             --               --
Common Stock (B)                                                     515 shs.         03/31/10          414,051             --
                                                                                                   ------------      -----------
                                                                                                      2,516,414             --
                                                                                                   ------------      -----------
TOTAL E & S, INC.
A manufacturer of a wide variety of equipment used in the oil and gas industry.
10.5% Senior Secured Term Note due 2013                          $    851,351         03/02/07          838,581          808,783
13% Senior Subordinated Note due 2014 (D)                        $    598,450         03/02/07          490,608          299,225
                                                                                                   ------------      -----------
                                                                                                      1,329,189        1,108,008
                                                                                                   ------------      -----------


--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              25

September 30, 2010
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
TRANSPAC HOLDING COMPANY
A designer, importer and wholesaler of home decor and seasonal gift products.
14% Senior Subordinated Note due 2015 (D)                        $  1,773,006         10/31/07     $  1,649,939     $  1,684,356
Common Stock (B)                                                     209 shs.         10/31/07          208,589           11,780
Warrant, exercisable until 2015, to purchase
  common stock at $.01 per share (B)                                  94 shs.         10/31/07           87,607            5,319
                                                                                                   ------------      -----------
                                                                                                      1,946,135        1,701,455
                                                                                                   ------------      -----------
TRANSTAR HOLDING COMPANY
A distributor of aftermarket automotive transmission parts.
12% Senior Subordinated Note due 2014                            $  1,734,000         08/31/05        1,688,654        1,734,000
Common Stock (B)                                                   1,078 shs.                *        1,078,450        1,584,150
Warrant, exercisable until 2013, to purchase
  common stock at $.02 per share (B)                                  86 shs.         08/31/05           77,485          126,238
                                                                                                   ------------      -----------
* 08/31/05 and 04/30/07.                                                                              2,844,589        3,444,388
                                                                                                   ------------      -----------
TRANZONIC COMPANIES (THE)
A producer of commercial and industrial supplies, such as safety products, janitorial supplies, work apparel, washroom and restroom supplies and sanitary care products.
13% Senior Subordinated Note due 2010                            $  2,712,000         02/05/98        2,681,582        2,712,000
Common Stock (B)                                                     630 shs.         02/04/98          630,000          726,199
Warrant, exercisable until 2010, to purchase
  common stock at $.01 per share (B)                                 444 shs.         02/05/98          368,832          511,797
                                                                                                   ------------      -----------
                                                                                                      3,680,414        3,949,996
                                                                                                   ------------      -----------
TRUCK BODIES & EQUIPMENT INTERNATIONAL
A designer and manufacturer of accessories for heavy and medium duty trucks, primarily dump bodies, hoists, various forms of flatbed bodies, landscape bodies and other accessories.
8% Senior Subordinated Note due 2011 (D)                         $  2,309,541                *        2,141,949        2,078,587
Preferred Stock Series B (B)                                         241 shs.         10/20/08          241,172             --
Common Stock (B)                                                     742 shs.                *          800,860             --
Warrant, exercisable until 2013, to purchase
  common stock at $.02 per share (B)                                 153 shs.                *          159,894             --
Warrant, exercisable until 2018, to purchase
  common stock at $.01 per share (B)                               1,054 shs.         10/20/08             --               --
                                                                                                   ------------      -----------
* 07/19/05 and 12/22/05.                                                                              3,343,875        2,078,587
                                                                                                   ------------      -----------
TRUSTILE DOORS, INC.
A manufacturer and distributor of interior doors.
Warrant, exercisable until 2013, to purchase
  common stock at $.01 per share (B)                               5,781 shs.         04/11/03           68,059            1,092
                                                                                                   ------------      -----------


--------------------------------------------------------------------------------------------------------------------------------
26

                                                 MassMutual Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2010
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
U M A ENTERPRISES, INC.
An importer and wholesaler of home decor products.
15% Senior Subordinated Note due 2015                            $  1,799,982         02/08/08     $  1,761,079     $  1,798,860
Convertible Preferred Stock (B)                                      887 shs.         02/08/08          886,956          525,116
                                                                                                   ------------      -----------
                                                                                                      2,648,035        2,323,976
                                                                                                   ------------      -----------
U-LINE CORPORATION
A manufacturer of high-end, built-in, undercounter ice making, wine storage and refrigeration appliances.
14.5% Senior Subordinated Note due 2012                          $  1,882,100         04/30/04        1,813,789        1,787,995
14.5% PIK Note due 2012                                          $    418,614         10/06/09          371,407          397,684
Common Stock (B)                                                     182 shs.         04/30/04          182,200           56,290
Warrant, exercisable until 2012, to purchase
  common stock at $.01 per share (B)                                 230 shs.         04/30/04          211,736           71,188
                                                                                                   ------------      -----------
                                                                                                      2,579,132        2,313,157
                                                                                                   ------------      -----------
VISIONEERING, INC.
A designer and manufacturer of tooling and fixtures for the aerospace industry.
10.5% Senior Secured Term Loan due 2013                          $    802,941         05/17/07          790,897          796,872
13% Senior Subordinated Note due 2014                            $    648,530         05/17/07          595,643          640,716
18% PIK Convertible Preferred Stock (B)                           37,381 shs.         03/13/09           72,519             --
Common Stock (B)                                                 123,529 shs.         05/17/07          123,529             --
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                              35,006 shs.         05/17/07           55,055             --
                                                                                                   ------------      -----------
                                                                                                      1,637,643        1,437,588
                                                                                                   ------------      -----------
VITEX PACKAGING GROUP, INC.
A manufacturer of specialty packaging, primarily envelopes and tags used on tea bags.
10% Senior Subordinated PIK Note due 2011                        $    169,294         10/29/09          156,927          160,830
5% Senior Subordinated PIK Note due 2011 (D)                     $    850,000         06/30/07          741,532          807,500
Class B Unit (B)                                                 767,881 uts.         10/29/09          348,058             --
Class C Unit (B)                                                 850,000 uts.         10/29/09          780,572          393,155
Limited Liability Company Unit Class A (B)                       723,465 uts.                *          433,222             --
Limited Liability Company Unit Class B (B)                       182,935 uts.         07/19/04          182,935             --
                                                                                                   ------------      -----------
* 07/19/04 and 10/29/09.                                                                              2,643,246        1,361,485
                                                                                                   ------------      -----------
WELLBORN FOREST HOLDING CO.
A manufacturer of semi-custom kitchen and bath cabinetry.
14.13% Senior Subordinated Note due 2014                         $  1,721,250         11/30/06        1,621,114        1,635,188
Common Stock (B)                                                     191 shs.         11/30/06          191,250           57,997
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                                  95 shs.         11/30/06           86,493           28,954
                                                                                                   ------------      -----------
                                                                                                      1,898,857        1,722,139
                                                                                                   ------------      -----------


--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              27

September 30, 2010
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
WHEATON HOLDING CORPORATION
A distributor and manufacturer of laboratory supply products and packaging.
13% Senior Subordinated Note due 2017                            $  3,000,000         06/08/10     $  2,734,772     $  3,050,545
Preferred Stock Series B (B)                                       2,109 shs.         06/08/10          210,924               21
Common Stock (B)                                                   1,058 shs.         06/08/10            1,058               11
                                                                                                   ------------      -----------
                                                                                                      2,946,754        3,050,577
                                                                                                   ------------      -----------
WORKPLACE MEDIA HOLDING CO.
A direct marketer specializing in providing advertisers with access to consumers in the workplace.
13% Senior Subordinated Note due 2015 (D)                        $  1,159,196         05/14/07        1,076,003          811,437
Limited Partnership Interest (B)                                  23.16% int.         05/14/07          115,804             --
Warrant, exercisable until 2015, to purchase
  common stock at $.02 per share (B)                                  88 shs.         05/14/07           83,462             --
                                                                                                   ------------      -----------
                                                                                                      1,275,269          811,437
                                                                                                   ------------      -----------
XALOY SUPERIOR HOLDINGS, INC.
A provider of melt processing components and ancillary equipment for both plastic injection molding and extrusion applications.
15.5% Senior Subordinated Note due 2015 (D)                      $  2,322,844         09/08/08        2,272,887        1,858,275
Common Stock (B)                                                     283 shs.         09/08/08          283,333             --
                                                                                                   ------------      -----------
                                                                                                      2,556,220        1,858,275
                                                                                                   ------------      -----------

Total Private Placement Investments (E)                                                             223,370,201      201,158,838
                                                                                                   ------------      -----------

--------------------------------------------------------------------------------------------------------------------------------
28

                                                 MassMutual Corporate Investors

September 30, 2010
(Unaudited)

                                                  Interest     Due       Principal                     Market
CORPORATE RESTRICTED SECURITIES:(A)(Continued)      Rate       Date        Amount         Cost         Value
                                                  -------    --------   ------------  ------------  ------------
RULE 144A SECURITIES - 5.21%:

BONDS - 4.91%
Appleton Papers, Inc.                             11.250%    12/15/15   $    303,000  $    300,000  $    227,250
Cemex Finance LLC                                  9.500     12/14/16        375,000       391,758       377,361
Cenveo Corporation                                10.500     08/15/16        100,000       100,000       102,250
Coffeyville Resources LLC                          9.000     04/01/15        140,000       139,315       147,700
CompuCom Systems, Inc.                            12.500     10/01/15      1,330,000     1,296,156     1,426,425
Dae Aviation Holdings, Inc.                       11.250     08/01/15        200,000       195,166       201,520
Energy Future Holdings                            10.000     01/15/20        400,000       402,960       401,000
Evertec, Inc.                                     11.000     10/01/18        375,000       375,000       376,875
Fidelity National Information                      7.625     07/15/17        100,000       100,000       106,750
Fidelity National Information                      7.875     07/15/20        125,000       125,000       134,688
G F S I, Inc. (C)                                 10.500     06/01/11        715,000       685,658       715,000
Gannett Company, Inc.                              9.375     11/15/17        125,000       123,228       136,875
Georgia Gulf Corporation                           9.000     01/15/17        190,000       194,968       199,025
Hertz Corporation                                  7.500     10/15/18         75,000        75,000        74,719
Inergy, L.P.                                       7.000     10/01/18        200,000       200,000       205,000
International Lease Finance Corporation            8.625     09/15/15        140,000       137,938       149,800
Landry's Restaurants, Inc.                        11.625     12/01/15        125,000       133,887       131,875
Libbey Glass, Inc.                                10.000     02/15/15        125,000       130,868       134,375
LIN Television Corporation                         8.375     04/15/18        190,000       192,514       199,975
Lyondell Chemical Co.                              8.000     11/01/17        195,000       195,000       212,794
Magnachip Semiconductor                           10.500     04/15/18        180,000       180,623       186,750
Michael Foods, Inc.                                9.750     07/15/18         75,000        75,000        80,250
Nexstar Broadcasting Group, Inc.                   8.875     04/15/17        175,000       173,887       182,438
Packaging Dynamics Corporation of America         10.000     05/01/16      1,200,000     1,194,678     1,134,000
Pinafore LLC                                       9.000     10/01/18        330,000       330,000       345,675
SandRidge Energy, Inc.                             8.000     06/01/18        360,000       363,791       351,000
SandRidge Energy, Inc.                             8.750     01/15/20        750,000       744,973       742,500
Sinclair Television Group, Inc.                    9.250     11/01/17        425,000       414,311       455,813
Spectrum Brands, Inc.                              9.500     06/15/18        125,000       123,293       135,625
Trimas Corporation                                 9.750     12/15/17         75,000        73,586        79,313
Tunica-Biloxi Gaming Authority                     9.000     11/15/15      1,075,000     1,097,000       971,531
Univision Communications, Inc.                    12.000     07/01/14        200,000       213,284       218,750
Valeant Pharmaceuticals International              6.750     10/01/17         70,000        69,650        71,575
Valeant Pharmaceuticals International              7.000     10/01/20        130,000       129,188       132,925
ViaSystems, Inc.                                  12.000     01/15/15        175,000       169,387       192,500


--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              29

September 30, 2010
(Unaudited)

                                                                         Shares or
                                                  Interest     Due       Principal                     Market
CORPORATE RESTRICTED SECURITIES:(A)(Continued)      Rate       Date        Amount         Cost         Value
                                                  -------    --------   ------------  ------------  ------------
Visant Corporation                                10.000%    10/01/17   $     75,000  $     75,000  $     78,563
Warner Chilcott Co. LLC                            7.750     09/15/18        475,000       484,496       488,063
West Corporation                                  11.000     10/15/16        150,000       158,842       159,370
                                                                                      ------------  ------------
  TOTAL BONDS                                                                           11,565,405    11,667,898
                                                                                      ------------  ------------

CONVERTIBLE PREFERRED STOCK - 0.00%
ETEX Corporation (B)                                                             777           716          --
                                                                                      ------------  ------------
  TOTAL CONVERTIBLE PREFERRED STOCK                                                            716          --
                                                                                      ------------  ------------
PREFERRED STOCK - 0.06%
General Motors Acceptance Corporation, Inc.                                      143        45,009       131,203
TherOX, Inc. (B)                                                                 103         4,131          --
                                                                                      ------------  ------------
  TOTAL PREFERRED STOCK                                                                     49,140       131,203
                                                                                      ------------  ------------
COMMON STOCK - 0.24%
Newark Group, Inc. (B)                                                       134,520       796,863       571,627
Nortek, Inc. (B)                                                                 175             1         6,834
Touchstone Health Partnership (B)                                              1,168         4,254          --
                                                                                      ------------  ------------
  TOTAL COMMON STOCK                                                                       801,118       578,461
                                                                                      ------------  ------------

  TOTAL RULE 144A SECURITIES                                                            12,416,379    12,377,562
                                                                                      ------------  ------------

TOTAL CORPORATE RESTRICTED SECURITIES                                                 $235,786,580  $213,536,400
                                                                                      ------------  ------------



--------------------------------------------------------------------------------------------------------------------------------
30

                                                 MassMutual Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2010
(Unaudited)

                                                  Interest     Due       Principal                     Market
CORPORATE PUBLIC SECURITIES - 15.92%: (A)           Rate       Date        Amount         Cost         Value
                                                  -------    --------   ------------  ------------  ------------
BONDS - 15.37%
A M C Entertainment, Inc.                         11.000%    02/01/16   $  1,000,000  $  1,003,180  $  1,067,500
ACCO Brands Corporation                           10.625     03/15/15        100,000        98,734       111,750
Affinia Group, Inc.                                9.000     11/30/14         50,000        48,500        51,500
American Axle & Manufacturing Holding, Inc.        7.875     03/01/17        750,000       608,625       743,438
American General Finance Corporation               6.500     09/15/17        375,000       322,500       296,250
Atlas Pipeline Partners                            8.125     12/15/15        750,000       663,750       757,500
B E Aerospace, Inc.                                6.875     10/01/20        100,000        99,104       102,000
Berry Plastics Corporation                         5.276     02/15/15        500,000       479,632       471,250
Berry Plastics Corporation (C)                     8.875     09/15/14        750,000       705,000       729,375
Boyd Gaming Corporation                            7.125     02/01/16        700,000       630,500       585,375
Boyd Gaming Corporation                            6.750     04/15/14        150,000       137,250       133,500
C I T Group, Inc.                                  7.000     05/01/15        415,000       386,988       411,888
Cenveo Corporation                                 7.875     12/01/13      1,300,000     1,192,500     1,254,500
Chaparral Energy, Inc.                             8.875     02/01/17      1,000,000       991,780       972,500
Clear Channel Worldwide Holdings, Inc.             9.250     12/15/17        750,000       750,000       800,625
Crosstex Energy L.P.                               8.875     02/15/18        225,000       220,445       235,688
Diversey, Inc.                                     8.250     11/15/19        100,000        99,170       107,000
Easton-Bell Sports, Inc.                           9.750     12/01/16        320,000       327,803       347,600
Energy Transfer Equity LP                          7.500     10/15/20        100,000       100,000       105,250
Exide Corporation                                 10.500     03/15/13        430,000       431,914       439,675
Ford Motor Credit Co.                              7.450     07/16/31        500,000       441,500       521,250
Ford Motor Credit Co.                              8.000     06/01/14        125,000       107,232       136,250
Gencorp, Inc.                                      9.500     08/15/13        259,000       259,000       263,533
Geoeye, Inc.                                       9.625     10/01/15        750,000       775,909       818,438
Goodyear Tire & Rubber Co.                        10.500     05/15/16        100,000        96,439       113,250
Gray Television, Inc.                             10.500     06/29/15        500,000       476,223       499,375
Great Lakes Dredge & Dock Corporation              7.750     12/15/13      1,000,000       948,750     1,005,000
Harrah's Operating Co.                            11.250     06/01/17        325,000       314,031       355,875
Hawker Beechcraft Acquisition Co.                  9.750     04/01/17      1,000,000     1,006,288       592,500
Headwaters, Inc.                                  11.375     11/01/14        500,000       517,525       532,500
Intelsat Bermuda Ltd.                              9.250     06/15/16      1,365,000     1,404,066     1,450,313
Interline Brands, Inc.                             8.125     06/15/14      1,000,000       992,541     1,032,500
International Coal Group, Inc.                     9.125     04/01/18        625,000       626,623       662,500
International Lease Finance Corporation            5.875     05/01/13        750,000       672,250       750,000
J.C. Penney Company, Inc.                          7.950     04/01/17        500,000       554,735       561,250
Kar Holdings, Inc.                                 8.750     05/01/14         50,000        50,000        52,063
Lamar Media Corporation                            7.875     04/15/18        125,000       125,000       131,250
Landry's Restaurants, Inc.                        11.625     12/01/15         40,000        42,661        42,200
Level 3 Financing, Inc.                           10.000     02/01/18        750,000       745,646       675,000


--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              31

September 30, 2010
(Unaudited)

                                                  Interest     Due       Principal                     Market
CORPORATE PUBLIC SECURITIES: (A)(Continued)         Rate       Date        Amount         Cost         Value
                                                  -------    --------   ------------  ------------  ------------
Liberty Media Corporation                          5.700%    05/15/13   $  1,000,000  $    951,610  $  1,017,500
Manitowoc Company, Inc.                            7.125     11/01/13        200,000       200,000       199,500
Markwest Energy Operating Co.                      8.750     04/15/18        125,000       123,979       135,000
Markwest Energy Operating Co.                      6.875     11/01/14         70,000        55,578        70,788
McClatchy Co.                                     11.500     02/15/17        275,000       271,766       292,531
Nebraska Book Company, Inc.                        8.625     03/15/12        750,000       676,875       716,250
Nortek, Inc.                                      11.000     12/01/13        175,778       173,174       186,764
NXP Funding LLC                                    9.500     10/15/15        750,000       738,750       768,750
Omnicare, Inc.                                     7.750     06/01/20         75,000        75,000        76,688
Owens Corning, Inc.                                9.000     06/15/19         55,000        54,112        65,313
Pinnacle Foods Finance LLC                         9.250     04/01/15        300,000       308,003       312,000
Polypore, Inc.                                     8.750     05/15/12      1,000,000       965,000     1,002,500
Pregis Corporation                                12.375     10/15/13      1,000,000       981,490     1,005,000
Quebecor Media, Inc.                               7.750     03/15/16      1,050,000       978,235     1,082,813
Quiksilver, Inc.                                   6.875     04/15/15        315,000       290,463       298,463
RailAmerica, Inc.                                  9.250     07/01/17        240,000       230,589       263,100
Reddy Ice Corporation                             13.250     11/01/15        150,000       153,893       140,250
Rental Service Corporation                         9.500     12/01/14        750,000       728,490       777,188
Rite Aid Corporation                              10.250     10/15/19        175,000       190,073       182,219
Sabre Holdings Corporation                         8.350     03/15/16        500,000       455,000       510,000
Sanmina-SCI Corporation                            8.125     03/01/16        375,000       374,063       384,375
Sheridan Acquisition Corporation                  10.250     08/15/11        375,000       370,001       371,719
Sprint Capital Corporation                         6.900     05/01/19        625,000       575,531       628,125
Stanadyne Corporation                             10.000     08/15/14      1,000,000     1,000,000       945,000
Teck Resources Ltd.                               10.750     05/15/19         65,000        61,977        81,855
Tekni-Plex, Inc.                                   8.750     11/15/13        650,000       653,141       510,250
Thermadyne Holdings Corporation                   10.500     02/01/14        115,000       115,585       116,725
Ticketmaster Entertainment, Inc.                  10.750     07/28/16        500,000       500,000       547,500
Titan International, Inc.                          8.000     01/15/12      1,070,000     1,062,100     1,150,250
Tube City IMS Corporation                          9.750     02/01/15      1,000,000       966,039     1,020,000
United Components, Inc.                            9.375     06/15/13      1,080,000     1,079,565     1,098,900
United Rentals, Inc.                              10.875     06/15/16        125,000       121,477       141,094
Verso Paper Holdings LLC                           9.125     08/01/14        350,000       340,375       350,875
Verso Paper Holdings LLC                          11.375     08/01/16        175,000       170,250       157,273
                                                                                      ------------  ------------
  TOTAL BONDS                                                                           35,445,978    36,525,769
                                                                                      ------------  ------------

----------------------------------------------------------------------------------------------------------------
32

                                                 MassMutual Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2010
(Unaudited)

                                                                                                      Market
CORPORATE PUBLIC SECURITIES:(A)(Continued                                  Shares         Cost         Value
                                                                        ------------  ------------  ------------
COMMON STOCK - 0.55%
Bally Total Fitness Holding Corporation (B)                                       29  $          2  $       --
Chase Packaging Corporation (B)                                                9,541          --             668
CKX, Inc. (B)                                                                 97,500       784,875       477,750
Directed Electronics, Inc. (B)                                               368,560     1,856,534       276,420
Intrepid Potash, Inc. (B)                                                        365        11,680         9,516
ITC^DeltaCom, Inc. (B)                                                       178,666     1,563,328       246,559
Rue21, Inc. (B)                                                                  650        12,350        16,777
Supreme Industries, Inc.                                                     125,116       267,319       279,009
                                                                                      ------------  ------------
  TOTAL COMMON STOCK                                                                     4,496,088     1,306,699
                                                                                      ------------  ------------

TOTAL CORPORATE PUBLIC SECURITIES                                                     $ 39,942,066  $ 37,832,468
                                                                                      ------------  ------------

                                                  Interest     Due       Principal                    Market
SHORT-TERM SECURITIES:                           Rate/Yield^   Date        Amount         Cost         Value
                                                  -------    --------   ------------  ------------  ------------
COMMERCIAL PAPER - 2.48%
Citigroup Funding, Inc.                            0.330%    10/05/10   $  2,400,000  $  2,399,912  $  2,399,912
Wisconsin Electric Power Co.                       0.230     10/04/10      3,500,000     3,499,933     3,499,933
                                                                                      ------------  ------------
  TOTAL SHORT-TERM SECURITIES                                                         $  5,899,845  $  5,899,845
                                                                                      ------------  ------------
TOTAL INVESTMENTS                                 108.25%                             $281,628,491  $257,268,713
                                                                                      ============  ------------
  Other Assets                                      5.10                                              12,131,470
  Liabilities                                     (13.35)                                            (31,740,487)
                                                  ------                                            ------------
TOTAL NET ASSETS                                  100.00%                                           $237,659,696
                                                  ======                                            ============

(A) In each of the convertible note, warrant, convertible preferred and common stock investments, the issuer has agreed to provide certain registration rights.
(B) Non-income producing security.
(C) Variable rate security; rate indicated is as of 09/30/10.
(D) Defaulted security; interest not accrued.
(E) Illiquid securities. As of September 30, 2010, the value of these securities amounted to $201,158,838 or
    84.64% of net assets.
 ^  Effective yield at purchase
PIK - Payment-in-kind


----------------------------------------------------------------------------------------------------------------
                                                                                                              33

September 30, 2010
(Unaudited)

                                                 Fair Value/                                                            Fair Value/
INDUSTRY CLASSIFICATION:                        Market Value                                                           Market Value
                                               --------------                                                         --------------
AEROSPACE - 4.44%                                                      BROADCASTING & ENTERTAINMENT - 2.36%
A E Company, Inc.                              $    3,232,209          CKX, Inc.                                      $      477,750
B E Aerospace, Inc.                                   102,000          Clear Channel Worldwide Holdings, Inc.                800,625
Dae Aviation Holdings, Inc.                           201,520          Geoeye, Inc.                                          818,438
Gencorp, Inc.                                         263,533          Gray Television, Inc.                                 499,375
Hawker Beechcraft Acquisition Co.                     592,500          Lamar Media Corporation                               131,250
P A S Holdco LLC                                    4,721,850          Liberty Media Corporation                           1,017,500
Visioneering, Inc.                                  1,437,588          LIN Television Corporation                            199,975
                                               --------------          Nexstar Broadcasting Group, Inc.                      182,438
                                                   10,551,200          Sinclair Television Group, Inc.                       455,813
                                               --------------          Univision Communications, Inc.                        218,750
AUTOMOBILE - 5.16%                                                     Workplace Media Holding Co.                           811,437
American Axle & Manufacturing Holding, Inc.           743,438                                                         --------------
Exide Corporation                                     439,675                                                              5,613,351
Goodyear Tire & Rubber Co.                            113,250                                                         --------------
Jason, Inc.                                            48,184          BUILDINGS & REAL ESTATE - 1.02%
Nyloncraft, Inc.                                    1,693,004          K W P I Holdings Corporation                        2,350,726
Ontario Drive & Gear Ltd.                             793,403          Owens Corning, Inc.                                    65,313
Qualis Automotive LLC                               2,743,854          TruStile Doors, Inc.                                    1,092
Titan International, Inc.                           1,150,250                                                         --------------
Transtar Holding Company                            3,444,388                                                              2,417,131
United Components, Inc.                             1,098,900                                                         --------------
                                               --------------          CHEMICAL, PLASTICS & RUBBER - 0.49%
                                                   12,268,346          Capital Specialty Plastics, Inc.                    1,174,109
                                               --------------                                                         --------------
BEVERAGE, DRUG & FOOD - 6.43%                                          CONSUMER PRODUCTS - 10.28%
Eatem Holding Company                               3,069,067          Aero Holdings, Inc.                                 3,449,433
F F C Holding Corporation                           2,970,300          Bravo Sports Holding Corporation                    2,497,112
Golden County Foods Holding, Inc.                   2,280,223          Custom Engineered Wheels, Inc.                      2,597,082
Hospitality Mints Holding Company                   2,114,060          Diversey, Inc.                                        107,000
Landry's Restaurants, Inc.                            174,075          Easton-Bell Sports, Inc.                              347,600
L H D Europe Holding, Inc.                             24,225          G F S I, Inc.                                         715,000
Michael Foods, Inc.                                    80,250          K N B Holdings Corporation                          2,862,243
Spartan Foods Holding Company                       1,930,594          Kar Holdings, Inc.                                     52,063
Specialty Commodities, Inc.                         2,643,370          Lyondell Chemical Co.                                 212,794
                                               --------------          Manhattan Beachwear Holding Company                 3,035,296
                                                   15,286,164          Momentum Holding Co.                                  535,284
                                               --------------          R A J Manufacturing Holdings LLC                    2,644,075
                                                                       Reddy Ice Corporation                                 140,250
                                                                       Royal Baths Manufacturing Company                   1,214,563
                                                                       The Tranzonic Companies                             3,949,996
                                                                       Visant Corporation                                     78,563
                                                                                                                      --------------
                                                                                                                          24,438,354
                                                                                                                      --------------

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34

                                                  MassMutual Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2010
(Unaudited)

                                                 Fair Value/                                                            Fair Value/
INDUSTRY CLASSIFICATION:                        Market Value                                                           Market Value
                                               --------------                                                         --------------
CONTAINERS, PACKAGING & GLASS - 4.94%                                  DIVERSIFIED/CONGLOMERATE, SERVICE - 11.37%
Berry Plastics Corporation                     $    1,200,625          A S C Group, Inc.                              $    2,607,970
Chase Packaging Corporation                               668          A W X Holdings Corporation                            551,250
Flutes, Inc.                                          459,193          ACCO Brands Corporation                               111,750
Maverick Acquisition Company                          581,158          Advanced Technologies Holdings                      2,750,503
P I I Holding Corporation                           3,110,560          Affinia Group, Inc.                                    51,500
Packaging Dynamics Corporation of America           1,134,000          Apex Analytix Holding Corporation                   2,646,343
Paradigm Packaging, Inc.                            2,388,942          Associated Diversified Services                     1,785,648
Pregis Corporation                                  1,005,000          Clough, Harbour, and Associates                     2,722,856
Tekni-Plex, Inc.                                      510,250          Crane Rental Corporation                            2,289,755
Vitex Packaging Group, Inc.                         1,361,485          Diversco, Inc./DHI Holdings, Inc.                     473,000
                                               --------------          Dwyer Group, Inc.                                   1,567,923
                                                   11,751,881          Insurance Claims Management, Inc.                     343,008
                                               --------------          Interline Brands, Inc.                              1,032,500
DISTRIBUTION - 1.68%                                                   Mail Communications Group, Inc.                     1,341,500
Duncan Systems, Inc.                                1,475,181          Nesco Holdings Corporation                          2,978,908
F C X Holdings Corporation                          2,527,244          Northwest Mailing Services, Inc.                    3,261,827
                                               --------------          Pearlman Enterprises, Inc.                               --
                                                    4,002,425          Sabre Holdings Corporation                            510,000
                                               --------------                                                         --------------
DIVERSIFIED/CONGLOMERATE,                                                                                                 27,026,241
MANUFACTURING - 10.23%                                                                                                --------------
A H C Holding Company, Inc.                         2,960,524          ELECTRONICS - 1.57%
Arrow Tru-Line Holdings, Inc.                       1,611,581          Barcodes Group, Inc.                                2,338,079
C D N T, Inc.                                       1,372,079          Connecticut Electric, Inc.                            728,215
Great Lakes Dredge & Dock Corporation               1,005,000          Directed Electronics, Inc.                            276,420
Headwaters, Inc.                                      532,500          Sanmina-SCI Corporation                               384,375
K P I Holdings, Inc.                                2,001,196                                                         --------------
MEGTEC Holdings, Inc.                               2,134,105                                                              3,727,089
Milwaukee Gear Company                              2,118,461                                                         --------------
Nortek, Inc.                                          193,598          FINANCIAL SERVICES - 3.95%
Polypore, Inc.                                      1,002,500          American General Finance Corporation                  296,250
O E C Holding Corporation                           1,519,637          C I T Group, Inc.                                     411,888
Postle Aluminum Company LLC                         3,718,007          Cemex Finance LLC                                     377,361
Thermadyne Holdings Corporation                       116,725          Evertec, Inc.                                         376,875
Trimas Corporation                                     79,313          Ford Motor Credit Co.                                 657,500
Truck Bodies & Equipment International              2,078,587          General Motors Acceptance Corporation, Inc.           131,203
Xaloy Superior Holdings, Inc.                       1,858,275          Highgate Capital LLC                                     --
                                               --------------          International Lease Finance Corporation               899,800
                                                   24,302,088          Pinafore LLC                                          345,675
                                               --------------          Ryder System, Inc.                                  2,399,912
                                                                       Societe Generale NA                                 3,499,933
                                                                                                                      --------------
                                                                                                                           9,396,397
                                                                                                                      --------------

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                                                                                                                                  35

September 30, 2010
(Unaudited)

                                                 Fair Value/                                                            Fair Value/
INDUSTRY CLASSIFICATION:                        Market Value                                                           Market Value
                                               --------------                                                         --------------
HEALTHCARE, EDUCATION & CHILDCARE - 4.10%                              MACHINERY - 7.43%
American Hospice Management                                            A S A P Industries LLC                         $    1,280,037
Holding LLC                                    $    4,065,355          Davis-Standard LLC                                  2,679,812
F H S Holdings LLC                                       --            E S P Holdco, Inc.                                  2,425,876
Synteract Holdings Corporation                      2,635,429          M V I Holding, Inc.                                 1,199,056
Touchstone Health Partnership                            --            Manitowoc Company, Inc.                               199,500
Wheaton Holding Corporation                         3,050,577          Navis Global                                        1,002,155
                                               --------------          NetShape Technologies, Inc.                         1,071,000
                                                    9,751,361          Pacific Consolidated Holdings LLC                   1,343,594
                                               --------------          Power Services Holding Company                      2,370,281
HOME & OFFICE FURNISHINGS, HOUSEWARES                                  R E I Delaware Holding, Inc.                        2,574,729
& DURABLE CONSUMER PRODUCTS - 8.50%                                    Safety Speed Cut Manufacturing Company, Inc.          287,345
Connor Sport Court International, Inc.              2,614,320          Stanadyne Corporation                                 945,000
H M Holding Company                                   513,825          Supreme Industries, Inc.                              279,009
Home Decor Holding Company                          2,459,630                                                         --------------
Justrite Manufacturing Acquisition Co.              1,804,003                                                             17,657,394
K H O F Holdings, Inc.                                187,965                                                         --------------
Libbey Glass, Inc.                                    134,375          MEDICAL DEVICES/BIOTECH - 3.71%
Monessen Holding Corporation                        1,671,395          Coeur, Inc.                                         1,336,009
Quiksilver, Inc.                                      298,463          E X C Acquisition Corporation                          76,657
Spectrum Brands, Inc.                                 135,625          ETEX Corporation                                         --
Stanton Carpet Holding Co.                          2,314,840          MedSystems Holdings LLC                             1,327,477
Transpac Holding Company                            1,701,455          MicroGroup, Inc.                                    2,282,772
U M A Enterprises, Inc.                             2,323,976          OakRiver Technology, Inc.                           1,065,527
U-Line Corporation                                  2,313,157          Omnicare, Inc.                                         76,688
Wellborn Forest Holding Co.                         1,722,139          Precision Wire Holding Company                      2,655,679
                                               --------------          TherOX, Inc.                                             --
                                                   20,195,168                                                         --------------
                                               --------------                                                              8,820,809
LEISURE, AMUSEMENT & ENTERTAINMENT - 2.64%                                                                            --------------
A M C Entertainment, Inc.                           1,067,500          MINING, STEEL, IRON & NON-PRECIOUS
Bally Total Fitness Holding Corporation                  --            METALS - 1.32%
Boyd Gaming Corporation                               718,875          T H I Acquisition, Inc.                             2,040,000
Harrah's Operating Co.                                355,875          Teck Resources Ltd.                                    81,855
Savage Sports Holding, Inc.                         2,609,897          Tube City IMS Corporation                           1,020,000
Ticketmaster Entertainment, Inc.                      547,500                                                         --------------
Tunica-Biloxi Gaming Authority                        971,531                                                              3,141,855
                                               --------------                                                         --------------
                                                    6,271,178
                                               --------------

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36

                                                  MassMutual Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2010
(Unaudited)

                                                 Fair Value/                                                            Fair Value/
INDUSTRY CLASSIFICATION:                        Market Value                                                           Market Value
                                               --------------                                                         --------------
NATURAL RESOURCES - 1.71%                                              RETAIL STORES - 1.22%
Appleton Papers, Inc.                          $      227,250          J.C. Penney Company, Inc.                      $      561,250
Cenveo Corporation                                  1,356,750          Nebraska Book Company, Inc.                           716,250
Georgia Culf Corporation                              199,025          Olympic Sales, Inc.                                   199,361
International Coal Group, Inc.                        662,500          Pinnacle Foods Finance LLC                            312,000
Intrepid Potash, Inc.                                   9,516          Rental Service Corporation                            777,188
SandRidge Energy, Inc.                              1,093,500          Rite Aid Corporation                                  182,219
Verso Paper Holdings LLC                              508,148          Rue21, Inc.                                            16,777
                                               --------------          United Rentals, Inc.                                  141,094
                                                    4,056,689                                                         --------------
                                               --------------                                                              2,906,139
OIL & GAS - 3.68%                                                                                                     --------------
Atlas Pipeline Partners                               757,500          TECHNOLOGY - 2.97%
Coffeyville Resources LLC                             147,700          Compucom Systems, Inc.                              1,426,425
Chaparral Energy, Inc.                                972,500          Fidelity National Information                         241,438
Energy Transfer Equity LP                             105,250          Magnachip Semiconductor                               186,750
International Offshore Services LLC                 2,569,633          NXP Funding LLC                                       768,750
MBWS Ultimate Holdco, Inc.                          3,079,260          Sencore Holding Company                             1,500,577
Total E & S, Inc.                                   1,108,008          Smart Source Holdings LLC                           2,716,609
                                               --------------          ViaSystems, Inc.                                      192,500
                                                    8,739,851                                                         --------------
                                               --------------                                                              7,033,049
PHARMACEUTICALS - 1.47%                                                                                               --------------
CorePharma LLC                                      2,790,935          TELECOMMUNICATIONS - 3.03%
Valeant Pharmaceuticals International                 204,500          All Current Holding Company                         1,328,319
Warner Chilcott Co. LLC                               488,063          Intelsat Bermuda Ltd.                               1,450,313
                                               --------------          ITC^DeltaCom, Inc.                                    246,559
                                                    3,483,498          Level 3 Financing, Inc.                               675,000
                                               --------------          Sprint Capital Corporation                            628,125
PUBLISHING/PRINTING - 1.03%                                            Sundance Investco LLC                                    --
Gannett Company, Inc.                                 136,875          Telecorps Holdings, Inc.                            2,700,030
McClatchy Co.                                         292,531          West Corporation                                      159,370
Newark Group, Inc.                                    571,627                                                         --------------
Quebecor Media, Inc.                                1,082,813                                                              7,187,716
Sheridan Acquisition Corporation                      371,719                                                         --------------
                                               --------------          TRANSPORTATION - 0.14%
                                                    2,455,565          Hertz Corporation                                      74,719
                                               --------------          NABCO, Inc.                                              --
                                                                       RailAmerica, Inc.                                     263,100
                                                                                                                      --------------
                                                                                                                             337,819
                                                                                                                      --------------

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                                                                                                                                  37

September 30, 2010
(Unaudited)

                                                 Fair Value/
INDUSTRY CLASSIFICATION:                        Market Value
                                               --------------
UTILITIES - 0.44%
Crosstex Energy, L.P.                          $      235,688
Energy Future Holdings                                401,000
Inergy, L.P.                                          205,000
Markwest Energy Operating Co.                         205,788
                                               --------------
                                                    1,047,476
                                               --------------
WASTE MANAGEMENT/POLLUTION - 0.94%
Terra Renewal LLC                                   2,228,370
Torrent Group Holdings, Inc.                             --
                                               --------------
                                                    2,228,370
                                               --------------

Total Investments - 108.25%                    $  257,268,713
                                               ==============
















See Notes to Consolidated Financial Statements
------------------------------------------------------------------------------------------------------------------------------------
38

                                                  MassMutual Corporate Investors
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Unaudited)

1. HISTORY
   MassMutual Corporate Investors (the "Trust") commenced operations in 1971 as a Delaware corporation. Pursuant to an Agreement and Plan of Reorganization dated November 14, 1985, approved by shareholders, the Trust was reorganized as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts, effective November 28, 1985.

   The Trust is a diversified closed-end management investment company. Babson Capital Management LLC ("Babson Capital"), a wholly-owned indirect subsidiary of Massachusetts Mutual Life Insurance Company ("MassMutual"), acts as its investment adviser. The Trust's investment objective is to maintain a portfolio of securities providing a fixed yield and at the same time offering an opportunity for capital gains. The Trust's principal investments are privately placed, below-investment grade, long-term debt obligations with equity features such as common stock, warrants, conversion rights, or other equity features and, occasionally, preferred stocks. The Trust typically purchases these investments, which are not publicly tradable, directly from their issuers in private placement transactions. These investments are typically mezzanine debt instruments with accompanying private equity securities made to small or middle market companies. In addition, the Trust may temporarily invest, subject to certain limitations, in marketable investment grade debt securities, other marketable debt securities (including high yield securities) and marketable common stocks. Below-investment grade or high yield securities have predominantly speculative characteristics with respect to the capacity of the issuer to pay interest and repay capital.

   On January 27, 1998, the Board of Trustees authorized the formation of a wholly-owned subsidiary of the Trust ("MMCI Subsidiary Trust") for the purpose of holding certain investments. The results of MMCI Subsidiary Trust are consolidated in the accompanying financial statements. Footnote 2.D below discusses the federal tax consequences of the MMCI Subsidiary Trust.

2. SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of significant accounting policies followed consistently by the Trust in the preparation of its consolidated financial statements in conformity with accounting principles generally accepted in the United States of America.

   A. VALUATION OF INVESTMENTS:
   Valuation of a security in the Trust's portfolio is made on the basis of market price whenever market quotations are readily available and all securities of the same class held by the Trust can be readily sold in such market.

   Nearly all securities which are acquired by the Trust directly from the issuers and shares into which such securities may be converted or which may be purchased on the exercise of warrants attached to such securities will be subject to legal or contractual delays in, or restrictions on, resale and will therefore be "restricted securities." Generally speaking, as contrasted with open-market sales of unrestricted securities which may be effected immediately if the market is adequate, restricted securities can be sold only in a public offering for which a registration statement is in effect under the Securities Act of 1933, as amended (the "1933 Act"), or pursuant to a transaction that is exempt from registration under the 1933 Act.

   The value of restricted securities, and of any other assets for which there are no reliable market quotations, is the fair value as determined in good faith by the Trust's Board of Trustees (the "Trustees"). Each restricted security is valued by the Trustees at the time of its acquisition and at least quarterly thereafter. The Trustees have established guidelines to aid in the valuation of each security. Generally, restricted securities are initially valued at cost or less at the time of acquisition by the Trust. Values greater or less than cost are used thereafter for restricted securities in appropriate circumstances. Among the factors ordinarily considered are the existence of restrictions upon the sale of a security held by the Trust; an estimate of the existence and the extent of a market for the security; the extent of any discount at which the security was acquired; the estimated period of time during which the security will not be freely marketable; the estimated expenses of registering or otherwise qualifying the security for public sale; estimated underwriting commissions if underwriting would be required to effect a sale; in the case of a convertible security, whether or not it would trade on the basis of its stock equivalent; in the case of a debt obligation which would trade independently of any equity equivalent, the current yields on comparable securities; the estimated amount of the floating supply of such securities available for purchase; the proportion of the issue held by the Trust; changes in the financial condition and prospects of the issuer; the existence of merger proposals or tender offers affecting the issuer; and any other factors affecting fair value, all in accordance with the Investment Company Act of 1940, as amended (the "1940 Act"). In making valuations, opinions of counsel may be relied upon as to whether or not securities are restricted securities and as to the legal requirements for public sale.

   When market quotations are readily available for unrestricted securities of an issuer, restricted securities of the same class are generally valued at a discount from the market price of such unrestricted securities. The Trustees, however, consider all factors in fixing any discount, including the filing of a registration statement for such securities under the 1933 Act and any other developments which are likely to increase the probability that the securities may be publicly sold by the Trust without restriction.

   The Trustees meet at least once each quarter to approve the value of the Trust's portfolio securities as of the close of business on the last business day of the preceding quarter. This valuation requires the approval of a majority of the Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust or of Babson Capital. In making valuations, the Trustees will consider reports by Babson Capital analyzing
--------------------------------------------------------------------------------

(Unaudited)

   each portfolio security in accordance with the relevant factors referred to above. Babson Capital has agreed to provide such reports to the Trust at least quarterly.

   The consolidated financial statements include private placement restricted securities valued at $201,158,838 (84.64% of net assets) as of September 30, 2010 whose values have been estimated by the Trustees in the absence of readily ascertainable market values. Due to the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the differences could be material.

   The values for Rule 144A restricted securities and corporate public securities are stated at the last reported sales price or at prices based upon quotations obtained from brokers and dealers as of September 30, 2010, subject to discount where appropriate, and are approved by the Trustees.

   Short-term securities with more than sixty days to maturity are valued at fair value and short-term securities having a maturity of sixty days or less are valued at amortized cost, which approximates market value.

   In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America ("U.S. GAAP'), the Trust discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements). The guidance establishes three levels of the fair value hierarchy as follows:

       Level 1 - quoted prices in active markets for identical securities

       Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

       Level 3 - significant unobservable inputs (including the Trust's own assumptions in determining the fair value of investments)

   The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Trust's net assets as of September 30, 2010:

ASSETS:                     TOTAL        LEVEL 1       LEVEL 2       LEVEL 3
--------------------------------------------------------------------------------
Restricted Securities
  Corporate Bonds       $181,662,149   $       --    $11,667,898   $169,994,251
  Common Stock - U.S.     16,611,164           --          6,834     16,604,330
  Preferred Stock          7,139,367           --        131,203      7,008,164
  Partnerships and LLCs    8,123,720           --             --      8,123,720
Public Securities
  Corporate Bonds         36,525,769           --     36,525,769             --
  Common Stock - U.S.      1,306,699    1,306,699             --             --
  Preferred Stock                 --           --             --             --
Short-term Securities      5,899,845           --      5,899,845             --
--------------------------------------------------------------------------------
TOTAL                   $257,268,713   $1,306,699    $54,231,549   $201,730,465

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

                                                                                                              UNREALIZED
                                            TOTAL GAINS       PURCHASES,                                    GAINS & LOSSES
                           BEGINNING         OR LOSSES    SALES, ISSUANCES    TRANSFERS IN       ENDING      IN NET INCOME
                            BALANCE         (REALIZED/     & SETTLEMENTS        AND/OR         BALANCE AT     FROM ASSETS
ASSETS:                  AT 12/31/2009      UNREALIZED)         (NET)        OUT OF LEVEL 3    09/30/2010      STILL HELD
------------------------------------------------------------------------------------------------------------------------------------
Restricted Securities
  Corporate Bonds         $152,772,751      $6,884,600      $10,336,900           $    --     $169,994,251     $4,729,903
  Common Stock - U.S.       14,693,318       1,647,206          263,806                --       16,604,330      1,063,228
  Preferred Stock            6,638,626       2,381,932       (2,012,394)               --        7,008,164      1,078,181
  Partnerships and LLCs      6,678,496       2,751,705       (1,306,481)               --        8,123,720      1,716,253
Public Securities
  Corporate Bonds                   10              (8)              (2)               --               --             --
------------------------------------------------------------------------------------------------------------------------------------
                          $180,783,201     $13,665,435       $7,281,829           $    --     $201,730,465     $8,587,565
====================================================================================================================================

40
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                                                  MassMutual Corporate Investors
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

(Unaudited)

   B. ACCOUNTING FOR INVESTMENTS:
   Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis, including the amortization of premiums and accretion of discounts on bonds held using the yield-to-maturity method. The Trust does not accrue income when payment is delinquent and when management believes payment is questionable.

   Realized   gains   and  losses  on  investment  transactions  and  unrealized appreciation and depreciation of investments are reported for financial statement and Federal income tax purposes on the identified cost method.

   C. USE OF ESTIMATES:
   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   D. FEDERAL INCOME TAXES:
   The Trust has elected to be taxed as a "regulated investment company" under the Internal Revenue Code, and intends to maintain this qualification and to distribute substantially all of its net taxable income to its shareholders. In any year when net long-term capital gains are realized by the Trust, management, after evaluating the prevailing economic conditions, will recommend that the Trustees either designate the net realized long-term gains as undistributed and pay the Federal capital gains taxes thereon or distribute all or a portion of such net gains.

   The Trust is taxed as a regulated investment company and is therefore limited as to the amount of non-qualified income that it may receive as the result of operating a trade or business, e.g. the Trust's pro rata share of income allocable to the Trust by a partnership operating company. The Trust's violation of this limitation could result in the loss of its status as a regulated investment company, thereby subjecting all of its net income and capital gains to corporate taxes prior to distribution to its shareholders. The Trust, from time-to-time, identifies investment opportunities in the securities of entities that could cause such trade or business income to be allocable to the Trust. The MMCI Subsidiary Trust (described in Footnote 1 above) was formed in order to allow investment in such securities without adversely affecting the Trust's status as a regulated investment company.

   The MMCI Subsidiary Trust is not taxed as a regulated investment company. Accordingly, prior to the Trust receiving any distributions from the MMCI Subsidiary Trust, all of the MMCI Subsidiary Trust's taxable income and realized gains, including non-qualified income and realized gains, is subject to taxation at prevailing corporate tax rates. For the nine months ended September 30, 2010, the MMCI Subsidiary Trust has accrued income tax expense of $646,067.

   Beginning with the 2009 annual financial statements, the Trust recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and precedents. If this threshold is met, the Trust measures the tax benefit as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. The Trust has evaluated and determined that the tax positions did not have a material effect on the Trust's financial position and results of operations for the nine months ended September 30, 2010.

   E. DISTRIBUTIONS TO SHAREHOLDERS:
   The Trust records distributions to shareholders from net investment income and net realized gains, if any, on the exdividend date. The Trust's net investment income dividend is declared four times per year, in April, July, October, and December. The Trust's net realized capital gain distribution, if any, is declared in December.

   F. EXPENSE REDUCTION:
   Citibank, N.A. ("Citibank") serves as custodian to the Trust. Pursuant to the custodian agreement, Citibank receives a fee reduced by credits on cash balances the Trust maintains with Citibank. All credit balances, if any, used to reduce the Trust's custodian fees are reported as fees paid indirectly on the Statement of Operations. For the nine months ended September 30, 2010, there were no credit balances used to reduce custodian fees.

3. INVESTMENT SERVICES CONTRACT

   A. SERVICES:
   Under an Investment Services Contract (the "Contract") with the Trust, Babson Capital agrees to use its best efforts to present to the Trust a continuing and suitable investment program consistent with the investment objectives and policies of the Trust. Babson Capital represents the Trust in any negotiations with issuers, investment banking firms, securities brokers or dealers and other institutions or investors relating to the Trust's investments. Under the Contract, Babson Capital also provides administration of the day-to-day operations of the Trust and provides the Trust with office space and office equipment, accounting and bookkeeping services, and necessary executive, clerical and secretarial personnel for the performance of the foregoing services.

   B. FEE:
   For its services under the Contract, Babson Capital is paid a quarterly investment advisory fee of 0.3125% of the net asset value of the Trust as of the last business day of each fiscal quarter, which is approximately equal to 1.25% annually. A majority of the Trustees, including a majority of the Trustees who are not
--------------------------------------------------------------------------------

(Unaudited)

   interested persons of the Trust or of Babson Capital, approve the valuation of the Trust's net assets as of such day.

4. SENIOR SECURED INDEBTEDNESS
   MassMutual holds the Trust's $30,000,000 Senior Fixed Rate Convertible Note (the "Note") issued by the Trust on November 15, 2007. The Note is due November 15, 2017 and accrues interest at 5.28% per annum. MassMutual, at its option, can convert the principal amount of the Note into common shares. The dollar amount of principal would be converted into an equivalent dollar amount of common shares based upon the average price of the common shares for ten business days prior to the notice of conversion. For the nine months ended September 30, 2010, the Trust incurred total interest expense on the Note of $1,188,000.

   The Trust may redeem the Note, in whole or in part, at the principal amount proposed to be redeemed together with the accrued and unpaid interest thereon through the redemption date plus a Make Whole Premium. The Make Whole Premium equals the excess of (i) the present value of the scheduled payments of principal and interest which the Trust would have paid but for the proposed redemption, discounted at the rate of interest of U.S. Treasury obligations whose maturity approximates that of the Note plus 0.50% over (ii) the principal of the Note proposed to be redeemed.

5. PURCHASES AND SALES OF INVESTMENTS

                                                       FOR THE NINE
                                                       MONTHS ENDED
                                                        09/30/2010
                                                        ----------
                                                                    PROCEEDS
                                                   COST OF            FROM
                                                 INVESTMENTS        SALES OR
                                                   ACQUIRED        MATURITIES
                                                   --------        ----------
   Corporate restricted securities               $36,879,149      $31,964,467
   Corporate public securities                    18,822,701       20,580,427

   The aggregate cost of investments is substantially the same for financial reporting and Federal income tax purposes as of September 30, 2010. The net unrealized depreciation of investments for financial reporting and Federal tax purposes as of September 30, 2010 is $24,359,778 and consists of $22,289,105 appreciation and $46,648,883 depreciation.



6. QUARTERLY RESULTS OF INVESTMENT OPERATIONS

                                                      MARCH 31, 2010
                                                  AMOUNT          PER SHARE
                                                  ------          ---------
   Investment income                            $6,096,825
   Net investment income                         4,871,657          $ 0.52
   Net realized and unrealized
     gain on investments (net of taxes)            850,850            0.09

                                                       JUNE 30, 2010
                                                  AMOUNT          PER SHARE
                                                  ------          ---------
   Investment income                            $6,319,951
   Net investment income                         5,070,723          $ 0.54
   Net realized and unrealized
     gain on investments (net of taxes)          4,922,366            0.52

                                                     SEPTEMBER 30, 2010
                                                  AMOUNT          PER SHARE
                                                  ------          ---------
   Investment income                            $6,543,817
   Net investment income                         5,245,404          $ 0.56
   Net realized and unrealized
     gain on investments (net of taxes)         10,695,405            1.14

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                                                  MassMutual Corporate Investors












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                                                  MassMutual Corporate Investors

MEMBERS OF THE BOARD OF TRUSTEES

Donald Glickman

Robert E. Joyal

William J. Barrett

Michael H. Brown*

Donald E. Benson*

Dr. Corine T. Norgaard*

Clifford M. Noreen

Martin T. Hart

Maleyne M. Syracuse

*Member of the Audit Committee

OFFICERS

Clifford M. Noreen
Chairman

Michael L. Klofas
President

James M. Roy
Vice President & Chief
Financial Officer

Patricia J. Walsh
Vice President, Secretary
& Chief Legal Officer

Jill A. Fields
Vice President

Michael P. Hermsen
Vice President

Mary Wilson Kibbe
Vice President

Richard E. Spencer, II
Vice President

Daniel J. Florence
Treasurer

John T. Davitt, Jr.
Comptroller

Melissa M. LaGrant
Chief Compliance Officer

DIVIDEND REINVESTMENT AND SHARE PURCHASE PLAN

MassMutual Corporate Investors offers a Dividend Reinvestment and Share Purchase Plan (the "Plan"). The Plan provides a simple way for shareholders to add to their holdings in the Trust through the receipt of dividend shares issued by the Trust or through the investment of cash dividends in Trust shares purchased in the open market. A shareholder may join the Plan by filling out and mailing an authorization card to Shareholder Financial Services, Inc., the Transfer Agent.

Participating shareholders will continue to participate until they notify the Transfer Agent, in writing, of their desire to terminate participation. Unless a shareholder elects to participate in the Plan, he or she will, in effect, have elected to receive dividends and distributions in cash. Participating shareholders may also make additional contributions to the Plan from their own funds. Such contributions may be made by personal check or other means in an amount not less than $10 nor more than $5,000 per quarter. Cash contributions must be received by the Transfer Agent at least five days (but no more then 30 days) before the payment date of a dividend or distributions.

Whenever the Trust declares a dividend payable in cash or shares, the Transfer Agent, acting on behalf of each participating shareholder, will take the dividend in shares only if the net asset value is lower than the market price plus an estimated brokerage commission as of the close of business on the valuation day. The valuation day is the last day preceding the day of dividend payment.

When the dividend is to be taken in shares, the number of shares to be received is determined by dividing the cash dividend by the net asset value as of the close of business on the valuation date or, if greater than net asset value, 95% of the closing share price. If the net asset value of the shares is higher than the market value plus an estimated commission, the Transfer Agent, consistent with obtaining the best price and execution, will buy shares on the open market at current prices promptly after the dividend payment date.

The  reinvestment  of  dividends  does  not,  in  anyway,  relieve participating shareholders  of  any  Federal,  state  or  local  tax.  For  Federal income tax purposes, the amount reportable in respect of a dividend received in newly-issued shares of the Trust will be the fair market value of the shares received, which will be reportable as ordinary income and/or capital gains.

As compensation for its services, the Transfer Agent receives a fee of 5% of any dividend and cash contribution (in no event in excess of $2.50 per distribution per shareholder.)

Any questions regarding the Plan should be addressed to Shareholder Financial Services, Inc., Transfer Agent for MassMutual Corporate Investors' Dividend Reinvestment and Share Purchase Plan, P.O. Box 173673, Denver, CO 80217-3673.

MASSMUTUAL
CORPORATE INVESTORS


























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